UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05883

BNY Mellon Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/24

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon International Stock Index Fund

SEMI-ANNUAL REPORT April 30, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2023, through April 30, 2024, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith, portfolio managers.

Market and Fund Performance Overview

For the six-month period ended April 30, 2024, BNY Mellon International Stock Index Fund’s (the “fund”) Investor shares produced a total return of 16.73%, and its Class I shares returned 16.85%.1 This compares with a 18.63% total return for the fund’s benchmark, the MSCI EAFE® Index (the “Index”), during the same period.2

International markets gained ground during the reporting period as economic growth remained generally positive, inflation eased and central banks slowed or paused monetary tightening policies. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to certain countries included in the Index. The fund generally invests in all stocks included in the Index. The fund’s investments are selected to match the benchmark composition along individual name, country and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the Index does.

Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least 0.95, before fees and expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

The Index is an unmanaged, free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Each stock in the Index is weighted by its float-adjusted market capitalization.

Equities Gain Ground as Inflation Eases and Economic Growth Remains Positive

International developed-markets equities climbed during the reporting period as interest-rate hikes implemented by central banks gained traction in the fight against inflation. In the eurozone, inflation declined to 2.4% in November 2023, down from a peak of over 10% a year earlier. After climbing back to 2.9% in December, it eased again over the ensuing months, once more reaching 2.4% as of the end of the reporting period. Most other developed economies experienced similar trends, prompting central banks to pause or slow the pace of interest rate hikes designed to combat inflation. At the same time, most developed economies continued to produce positive growth despite high interest rates. Stocks generally responded positively to this economic backdrop, with the strongest returns seen in cyclical, growth-oriented sectors, including information technology, industrials and financials. Conversely, interest-rate-sensitive and traditionally defensive sectors lagged, with consumer staples and utilities trailing the Index average by a significant margin. The energy sector fared worst, hurt by falling oil and gas prices, as well as geopolitical challenges.

Cyclical Shares Lead Markets Higher

Better-than-expected global economic growth supported the performance of information technology, industrials and financials companies. On a country basis, returns from The Netherlands outperformed the Index by the widest margin, bolstered by gains in companies such as payments platform provider Adyen NV, semiconductor company ASM International NV and semiconductor equipment maker ASML Holding NV. Ireland was the next-strongest performing market, led by packaging and container manufacturer Smurfit Kappa Group PLC, construction and building products maker Kingspan Group PLC, and sports betting and gaming company Flutter Entertainment PLC. In Israel, top performers included Teva Pharmaceuticals Industries Ltd., real estate services provider Azrieli Group Ltd. and cloud-based web development platform Wix.com Ltd.

Conversely, the weakest-performing markets included Hong Kong, Portugal and Norway. Many Hong Kong companies were undermined by disappointing growth in China. Notable underperformers included real estate companies New World Development Co. Ltd. and Hang Lung Properties Ltd., as well as casino and resort operator Galaxy Entertainment Group Ltd. In Portugal, significantly underperforming holdings included renewable utility EDP Renováveis SA, electric utility EDP - Energias de Portugal SA and specialty distributor and retailer Jerónimo Martins SGPS SA. Finally, in Norway, the weakest names included energy companies Equinor ASA and Aker BP ASA, as well as agricultural chemical producer Yara International ASA.

The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.

Replicating the Performance of the Index

As of April 30, 2024, most international economies have made significant progress in curbing inflation, and may be better positioned than the United States to begin cutting rates in the near term. Although growth in most of the rest of the world has lagged the U.S. economy, Europe, the UK and many other countries appear well positioned to remain on a positive trajectory, potentially setting the stage for additional market gains.

However developments unfold, in seeking to match the performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2024

1 Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries. Diversification cannot assure a profit or protect against loss.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Stock Index Fund from November 1, 2023 to April 30, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2024

	Investor Shares	Class I
Expenses paid per $1,000†	$3.23	$1.89
Ending value (after expenses)	$1,167.30	$1,168.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2024

	Investor Shares	Class I
Expenses paid per $1,000†	$3.02	$1.76
Ending value (after expenses)	$1,021.88	$1,023.12
†

Expenses are equal to the fund’s annualized expense ratio of .60% for Investor Shares and .35% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.2%
Australia - 6.9%
Ampol Ltd.	4,587		108,561
ANZ Group Holdings Ltd.	58,544		1,059,521
APA Group	25,228		135,244
Aristocrat Leisure Ltd.	11,294		289,332
ASX Ltd.	3,713		152,011
Aurizon Holdings Ltd.	34,669		85,430
BHP Group Ltd.	35,346		974,674
BHP Group Ltd.	63,529		1,759,931
BlueScope Steel Ltd.	8,837		130,361
Brambles Ltd.	26,994		253,526
CAR Group Ltd.	7,053		153,152
Cochlear Ltd.	1,295		270,272
Coles Group Ltd.	25,793		270,340
Commonwealth Bank of Australia	32,667		2,410,363
Computershare Ltd.	10,698		188,012
CSL Ltd.	9,424		1,684,584
Dexus	21,094		96,636
Ebos Group Ltd.	3,169		65,727
Endeavour Group Ltd.	27,689		95,670
Fortescue Ltd.	33,282		555,042
Goodman Group	33,342		674,228
IDP Education Ltd.	4,968	[a]	52,054
Insurance Australia Group Ltd.	47,138		195,680
Macquarie Group Ltd.	7,136		856,489
Medibank Private Ltd.	52,681		120,900
Mineral Resources Ltd.	3,349		154,695
Mirvac Group	79,418		105,118
National Australia Bank Ltd.	60,851		1,325,229
Northern Star Resources Ltd.	22,325		213,171
Orica Ltd.	9,143		106,833
Origin Energy Ltd.	33,577		211,049
Pilbara Minerals Ltd.	54,615	[a,b]	141,723
Qantas Airways Ltd.	16,245	[b]	61,641
QBE Insurance Group Ltd.	28,915		331,627
Ramsay Health Care Ltd.	3,516		118,503
REA Group Ltd.	1,036	[a]	119,261
Reece Ltd.	4,215		75,314
Rio Tinto Ltd.	7,237		606,339
Santos Ltd.	62,748		310,883
Scentre Group	103,453		211,374
SEEK Ltd.	7,249		112,416

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Australia - 6.9% (continued)
Seven Group Holdings Ltd.	3,096		75,571
Sonic Healthcare Ltd.	8,733		150,888
South32 Ltd.	89,088		207,079
Stockland	45,544		130,357
Suncorp Group Ltd.	25,269		271,020
Telstra Group Ltd.	76,687		182,153
The GPT Group	37,508		101,773
The Lottery Corp. Ltd.	44,705		139,680
Transurban Group	60,685		489,253
Treasury Wine Estates Ltd.	15,691		122,462
Vicinity Centres	74,809		92,551
Washington H Soul Pattinson & Co. Ltd.	4,440		93,298
Wesfarmers Ltd.	22,297		961,730
Westpac Banking Corp.	68,305		1,143,032
WiseTech Global Ltd.	3,241		191,343
Woodside Energy Group Ltd.	25,838		465,506
Woodside Energy Group Ltd.	11,479		207,372
Woolworths Group Ltd.	24,008		493,370
			22,361,354
Austria - .2%
Erste Group Bank AG	6,736	[b]	313,759
OMV AG	2,798		133,310
Verbund AG	1,286		98,237
Voestalpine AG	2,414	[b]	64,330
			609,636
Belgium - .8%
Ageas SA	3,235		148,541
Anheuser-Busch InBev SA	16,908		1,012,430
D'ieteren Group	400	[b]	86,161
Elia Group SA	602		58,060
Groupe Bruxelles Lambert NV	291		21,574
Groupe Bruxelles Lambert NV	1,430		106,019
KBC Group NV	4,837		359,225
Lotus Bakeries NV	8	[b]	80,486
Sofina SA	313		73,110
Syensqo SA	1,431	[b]	132,430
UCB SA	2,420		320,713
Umicore SA	4,287		95,072
Warehouses De Pauw, CVA	3,420		90,516
			2,584,337
Chile - .1%
Antofagasta PLC	7,761		213,386

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Denmark - 3.6%
AP Moller - Maersk A/S, Cl. A	57		81,097
AP Moller - Maersk A/S, Cl. B	84		121,918
Carlsberg AS, Cl. B	1,943		261,957
Coloplast A/S, Cl. B	2,460		297,194
Danske Bank A/S	13,418		386,353
Demant A/S	1,963	[b]	93,689
DSV A/S	3,415		486,111
Genmab A/S	1,283	[b]	355,521
Novo Nordisk A/S, Cl. B	63,658		8,181,038
Novonesis (Novozymes), Cl. B	7,227		401,114
Orsted AS	3,730	[b,c]	204,988
Pandora A/S	1,658		252,362
Rockwool A/S, Cl. B	170		55,523
Svitzer A/S	282	[b]	9,476
Tryg A/S	7,078		140,090
Vestas Wind Systems A/S	19,653	[b]	526,997
			11,855,428
Finland - 1.0%
Elisa OYJ	2,772		125,138
Fortum OYJ	8,548		112,578
Kesko OYJ, Cl. B	5,455		92,937
Kone OYJ, Cl. B	6,773		330,046
Metso OYJ	13,019		147,869
Neste OYJ	8,297		188,919
Nokia OYJ	104,027		378,516
Nordea Bank Abp	61,943		725,550
Orion OYJ, Cl. B	2,134		81,479
Sampo OYJ, Cl. A	8,818		356,890
Stora Enso OYJ, Cl. R	11,173		148,752
UPM-Kymmene OYJ	10,327		361,239
Wartsila OYJ Abp	9,049		166,457
			3,216,370
France - 11.4%
Accor SA	3,601	[b]	157,470
Aeroports de Paris SA	621		78,617
Air Liquide SA	10,232		2,003,156
Airbus SE	11,565		1,900,572
Alstom SA	5,765	[b]	91,117
Amundi SA	1,151	[c]	80,025
Arkema SA	1,164		120,097
AXA SA	35,427		1,219,819
BioMerieux	830		88,285
BNP Paribas SA	20,145		1,440,658

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
France - 11.4% (continued)
Bollore SE	14,626		94,808
Bouygues SA	3,766		138,748
Bureau Veritas SA	5,638		163,627
Capgemini SE	3,029		636,380
Carrefour SA	11,012		185,489
Cie Generale des Etablissements Michelin SCA	13,300		511,035
Compagnie de Saint-Gobain SA	8,891		701,146
Covivio SA	951		47,202
Credit Agricole SA	21,185		327,321
Danone SA	12,503		781,867
Dassault Aviation SA	410		87,794
Dassault Systemes SE	13,133		514,364
Edenred SE	4,842		229,465
Eiffage SA	1,405		149,952
Engie SA	35,310		613,188
EssilorLuxottica SA	5,752		1,230,099
Eurazeo SE	811		72,942
Gecina SA	897		91,450
Getlink SE	7,252		123,341
Hermes International SCA	618		1,485,738
Ipsen SA	734		89,276
Kering SA	1,452		501,086
Klepierre SA	4,330		116,573
La Francaise des Jeux SAEM	2,092	[c]	78,737
Legrand SA	5,117		525,972
L'Oreal SA	4,694		2,192,691
LVMH Moet Hennessy Louis Vuitton SE	5,386		4,335,602
Orange SA	36,739		408,540
Pernod Ricard SA	4,000		604,022
Publicis Groupe SA	4,478		494,919
Remy Cointreau SA	485	[b]	46,021
Renault SA	3,679		181,453
Rexel	4,292		111,036
Safran SA	6,668		1,441,840
Sanofi SA	22,205		2,189,334
Sartorius Stedim Biotech	557		120,287
Schneider Electric SE	10,616		2,417,728
SEB SA	480		56,574
Societe Generale SA	14,060		377,889
Sodexo SA	1,713		149,319
Teleperformance SE	1,143		112,931
Thales SA	1,845		310,316

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
France - 11.4% (continued)
TotalEnergies SE	42,350		3,075,994
Unibail-Rodamco-Westfield SE	2,317		193,535
Veolia Environnement SA	13,542		420,920
Vinci SA	9,767		1,143,125
Vivendi SE	12,663		129,014
Worldline SA	4,538	[b,c]	46,982
			37,237,488
Germany - 7.9%
adidas AG	3,160		762,446
Allianz SE	7,641		2,170,081
BASF SE	17,541		920,152
Bayer AG	19,241		561,335
Bayerische Motoren Werke AG	6,267		683,659
Bechtle AG	1,673		80,879
Beiersdorf AG	1,945		291,649
Brenntag SE	2,564		204,810
Carl Zeiss Meditec AG-BR	751		79,401
Commerzbank AG	20,305		301,824
Continental AG	2,088		135,510
Covestro AG	3,609	[b,c]	180,826
Daimler Truck Holding AG	10,435		470,907
Delivery Hero SE	3,406	[b,c]	95,568
Deutsche Bank AG	38,093		609,953
Deutsche Boerse AG	3,685		711,384
Deutsche Lufthansa AG	12,026		85,967
Deutsche Telekom AG	63,226		1,447,055
DHL Group	19,251		806,296
E.ON SE	43,785		578,260
Evonik Industries AG	4,408		91,934
Fresenius Medical Care AG & Co. KGaA	3,875		163,717
Fresenius SE & Co. KGaA	8,338	[b]	248,749
GEA Group AG	3,240		131,034
Hannover Rueck SE	1,164		288,651
Heidelberg Materials AG	2,542		256,588
Henkel AG & Co. KGaA	2,090		149,700
Infineon Technologies AG	25,383		885,860
Knorr-Bremse AG	1,450		107,551
LEG Immobilien SE	1,500		127,857
Mercedes-Benz Group AG	15,645		1,182,097
Merck KGaA	2,517		400,035
MTU Aero Engines AG	1,032		249,503
Muenchener Rueckversicherungs-Gesellschaft AG	2,661		1,169,423

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Germany - 7.9% (continued)
Nemetschek SE	1,157		103,115
Puma SE	1,934		89,851
Rational AG	93		79,723
Rheinmetall AG	845		466,183
RWE AG	12,426		431,761
SAP SE	20,370		3,688,174
Scout24 SE	1,503	[c]	110,809
Siemens AG	14,825		2,780,955
Siemens Energy AG	9,864	[b]	203,140
Siemens Healthineers AG	5,542	[c]	308,133
Symrise AG	2,558		275,082
Talanx AG	1,264		95,425
Volkswagen AG	577		81,737
Vonovia SE	14,368		415,813
Zalando SE	4,518	[b,c]	118,634
			25,879,196
Hong Kong - 2.0%
AIA Group Ltd.	221,600		1,624,991
BOC Hong Kong Holdings Ltd.	73,000		223,752
CK Asset Holdings Ltd.	38,475		164,224
CK Hutchison Holdings Ltd.	53,475		259,894
CK Infrastructure Holdings Ltd.	12,500		70,788
CLP Holdings Ltd.	32,288		254,500
ESR Group Ltd.	33,200	[a,c]	36,353
Futu Holdings Ltd., ADR	1,142	[a,b]	73,442
Galaxy Entertainment Group Ltd.	42,277		189,995
Hang Lung Properties Ltd.	38,000		42,319
Hang Seng Bank Ltd.	15,000		198,417
Henderson Land Development Co. Ltd.	26,138		79,078
HKT Trust & HKT Ltd.	75,660		83,552
Hong Kong & China Gas Co. Ltd.	216,267		164,769
Hong Kong Exchanges & Clearing Ltd.	23,542		747,870
Hongkong Land Holdings Ltd.	22,600		72,175
Jardine Matheson Holdings Ltd.	3,046		116,444
Link REIT	51,039		219,981
MTR Corp. Ltd.	28,256		93,064
Power Assets Holdings Ltd.	26,000		149,074
Prudential PLC	53,640		466,765
Sino Land Co. Ltd.	75,631	[a]	81,030
SITC International Holdings Co. Ltd.	27,000	[a]	58,814
Sun Hung Kai Properties Ltd.	28,699		265,172
Swire Pacific Ltd., Cl. A	7,500		63,711
Swire Properties Ltd.	21,200		43,966

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Hong Kong - 2.0% (continued)
Techtronic Industries Co. Ltd.	27,365		380,427
The Wharf Holdings Ltd.	22,000	[a]	71,138
WH Group Ltd.	156,885	[c]	113,887
Wharf Real Estate Investment Co. Ltd.	30,311		94,181
			6,503,773
Ireland - 1.3%
AerCap Holdings NV	3,906	[b]	330,018
AIB Group PLC	29,553		152,652
Bank of Ireland Group PLC	20,413		217,574
CRH PLC	13,534		1,046,336
DCC PLC	1,867		127,663
Experian PLC	18,032		727,445
Flutter Entertainment PLC	3,453	[b]	637,538
James Hardie Industries PLC-CDI	8,511	[b]	294,333
Kerry Group PLC, Cl. A	3,047		262,708
Kingspan Group PLC	3,083		273,599
Smurfit Kappa Group PLC	5,051		218,864
			4,288,730
Israel - .7%
Azrieli Group Ltd.	888		57,244
Bank Hapoalim BM	23,888		215,654
Bank Leumi Le-Israel BM	30,178		235,591
Check Point Software Technologies Ltd.	1,805	[b]	269,703
CyberArk Software Ltd.	809	[b]	193,553
Elbit Systems Ltd.	518		105,618
Global-e Online Ltd.	1,741	[b]	58,376
ICL Group Ltd.	15,943		74,479
Israel Discount Bank Ltd., Cl. A	23,281		119,601
Mizrahi Tefahot Bank Ltd.	3,149		114,988
Monday.com Ltd.	546	[b]	103,374
NICE Ltd.	1,246	[b]	278,303
Teva Pharmaceutical Industries Ltd., ADR	22,029	[b]	309,507
Wix.com Ltd.	1,054	[b]	125,289
			2,261,280
Italy - 2.4%
Amplifon SpA	2,343		78,093
Assicurazioni Generali SpA	19,771		482,422
Banco BPM SpA	22,994		151,311
Davide Campari-Milano NV	12,446	[a]	124,952
DiaSorin SpA	419		42,257
Enel SpA	158,379		1,043,073
Eni SpA	42,729		685,997

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Italy - 2.4% (continued)
Ferrari NV	2,459		1,013,931
FinecoBank SpA	12,040		184,473
Infrastrutture Wireless Italiane SpA	6,516	[c]	69,860
Intesa Sanpaolo SpA	285,312		1,070,560
Leonardo SpA	7,778		179,108
Mediobanca Banca Di Credito Finanziario SpA	9,948		141,467
Moncler SpA	4,014		273,972
Nexi SpA	11,215	[b,c]	65,363
Poste Italiane SpA	8,917	[c]	113,197
Prysmian SpA	5,191		282,219
Recordati Industria Chimica E Farmaceutica SpA	2,094		111,275
Snam SpA	40,181		184,481
Telecom Italia SpA	210,456	[a]	49,850
Terna Rete Elettrica Nazionale	27,765		221,222
UniCredit SpA	30,064		1,106,026
			7,675,109
Japan - 22.5%
Advantest Corp.	15,000		461,084
Aeon Co. Ltd.	13,000		271,726
AGC, Inc.	3,860		142,529
Aisin Corp.	2,800		106,269
Ajinomoto Co., Inc.	9,100		337,552
ANA Holdings, Inc.	3,300		62,618
Asahi Group Holdings Ltd.	9,300		317,807
Asahi Intecc Co. Ltd.	3,900		57,313
Asahi Kasei Corp.	24,700		172,252
Astellas Pharma, Inc.	35,395		339,869
Azbil Corp.	2,400		67,046
Bandai Namco Holdings, Inc.	11,850		222,451
Bridgestone Corp.	11,100		489,922
Brother Industries Ltd.	4,700		83,158
Canon, Inc.	19,517		528,137
Capcom Co. Ltd.	6,800		112,467
Central Japan Railway Co.	15,100		345,789
Chubu Electric Power Co., Inc.	12,600		162,042
Chugai Pharmaceutical Co. Ltd.	13,184		419,954
Concordia Financial Group Ltd.	20,200		108,774
Dai Nippon Printing Co. Ltd.	3,800		110,673
Daifuku Co. Ltd.	5,900		121,044
Dai-ichi Life Holdings, Inc.	18,300		421,824
Daiichi Sankyo Co. Ltd.	35,949		1,218,574

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Japan - 22.5% (continued)
Daikin Industries Ltd.	5,100		692,166
Daito Trust Construction Co. Ltd.	1,200		128,603
Daiwa House Industry Co. Ltd.	11,800		331,020
Daiwa Securities Group, Inc.	25,700		188,169
Denso Corp.	37,200		632,345
Dentsu Group, Inc.	3,900		105,656
Disco Corp.	1,800		509,798
East Japan Railway Co.	17,400		320,690
Eisai Co. Ltd.	5,000		205,813
ENEOS Holdings, Inc.	56,426		259,833
FANUC Corp.	18,645	[a]	545,679
Fast Retailing Co. Ltd.	3,374		881,786
Fuji Electric Co. Ltd.	2,400		149,465
FUJIFILM Holdings Corp.	21,900		466,479
Fujitsu Ltd.	33,800		519,527
GLP J-REIT	95		77,249
Hamamatsu Photonics K.K.	2,700		98,895
Hankyu Hanshin Holdings, Inc.	4,400		115,306
Hikari Tsushin, Inc.	400		64,939
Hirose Electric Co. Ltd.	533		56,447
Hitachi Construction Machinery Co. Ltd.	2,100		60,051
Hitachi Ltd.	18,080		1,664,835
Honda Motor Co. Ltd.	90,077		1,024,379
Hoshizaki Corp.	2,200		75,768
Hoya Corp.	6,800		790,077
Hulic Co. Ltd.	7,800		72,040
Ibiden Co. Ltd.	2,300		88,064
Idemitsu Kosan Co. Ltd.	19,375		131,631
Iida Group Holdings Co. Ltd.	2,900		37,127
Inpex Corp.	19,000		284,948
Isuzu Motors Ltd.	11,400		144,510
ITOCHU Corp.	23,100		1,032,938
Japan Airlines Co. Ltd.	3,000		53,210
Japan Exchange Group, Inc.	9,700		226,750
Japan Metropolitan Fund Investment Corp.	139		83,932
Japan Post Bank Co. Ltd.	27,900		282,373
Japan Post Holdings Co. Ltd.	40,400		386,574
Japan Post Insurance Co. Ltd.	3,900		72,853
Japan Real Estate Investment Corp.	26		88,261
Japan Tobacco, Inc.	23,200		623,090
JFE Holdings, Inc.	11,160		166,694
Kajima Corp.	8,100		154,535

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 97.2% (continued)
Japan - 22.5% (continued)
Kao Corp.	9,000	371,522
Kawasaki Kisen Kaisha Ltd.	7,200	101,491
KDDI Corp.	29,063	808,589
KDX Realty Investment Corp.	77	76,016
Keisei Electric Railway Co. Ltd.	2,800	104,367
Keyence Corp.	3,740	1,656,656
Kikkoman Corp.	13,000	154,859
Kintetsu Group Holdings Co. Ltd.	3,635	93,382
Kirin Holdings Co. Ltd.	15,300	222,922
Kobe Bussan Co. Ltd.	3,000	65,018
Koito Manufacturing Co. Ltd.	3,800	51,179
Komatsu Ltd.	18,100	541,660
Konami Group Corp.	1,900	114,549
Kubota Corp.	19,300	310,013
Kyocera Corp.	24,900	303,079
Kyowa Kirin Co. Ltd.	5,405	90,798
Lasertec Corp.	1,400	330,504
LY Corp.	52,100	126,372
M3, Inc.	8,900	93,940
Makita Corp.	4,300	124,049
Marubeni Corp.	28,100	502,955
Matsukiyococokara & Co.	7,000	99,484
Mazda Motor Corp.	11,000	124,659
McDonald's Holdings Co. Japan Ltd.	1,500	65,958
MEIJI Holdings Co. Ltd.	4,784	106,994
Minebea Mitsumi, Inc.	7,200	135,149
MISUMI Group, Inc.	5,738	94,496
Mitsubishi Chemical Group Corp.	25,980	151,266
Mitsubishi Corp.	67,294	1,537,147
Mitsubishi Electric Corp.	38,000	663,987
Mitsubishi Estate Co. Ltd.	22,300	409,431
Mitsubishi HC Capital, Inc.	15,800	102,364
Mitsubishi Heavy Industries Ltd.	61,700	550,943
Mitsubishi UFJ Financial Group, Inc.	216,590	2,155,826
Mitsui & Co. Ltd.	25,400	1,224,091
Mitsui Chemicals, Inc.	3,300	94,173
Mitsui Fudosan Co. Ltd.	52,158	530,259
Mitsui O.S.K. Lines Ltd.	6,700	213,568
Mizuho Financial Group, Inc.	47,350	913,033
MonotaRO Co. Ltd.	4,900	59,337
MS&AD Insurance Group Holdings, Inc.	25,371	454,998
Murata Manufacturing Co. Ltd.	33,900	616,844
NEC Corp.	4,780	346,642

Description	Shares	Value ($)
Common Stocks - 97.2% (continued)
Japan - 22.5% (continued)
NEXON Co. Ltd.	6,600	103,603
Nidec Corp.	8,000	375,483
Nintendo Co. Ltd.	20,250	986,828
Nippon Building Fund, Inc.	30	114,680
Nippon Express Holdings, Inc.	1,452	74,240
Nippon Paint Holdings Co. Ltd.	18,300	117,348
Nippon Prologis REIT, Inc.	44	75,886
Nippon Sanso Holdings Corp.	3,500	103,756
Nippon Steel Corp.	16,461	368,294
Nippon Telegraph & Telephone Corp.	587,300	634,685
Nippon Yusen KK	8,940	254,828
Nissan Chemical Corp.	2,300	78,444
Nissan Motor Co. Ltd.	46,900	170,127
Nissin Foods Holdings Co. Ltd.	3,900	104,039
Nitori Holdings Co. Ltd.	1,600	213,909
Nitto Denko Corp.	2,700	222,654
Nomura Holdings, Inc.	58,000	330,627
Nomura Real Estate Holdings, Inc.	2,100	58,770
Nomura Real Estate Master Fund, Inc.	74	70,789
Nomura Research Institute Ltd.	7,749	187,564
NTT Data Group Corp.	12,300	191,700
Obayashi Corp.	12,300	136,958
OBIC Co. Ltd.	1,300	167,627
Odakyu Electric Railway Co. Ltd.	5,900	66,333
Olympus Corp.	23,500	326,953
Omron Corp.	3,300	113,604
Ono Pharmaceutical Co. Ltd.	7,100	102,383
Oracle Corp.	800	60,167
Oriental Land Co. Ltd.	21,400	589,939
ORIX Corp.	23,000	471,163
Osaka Gas Co. Ltd.	7,300	161,876
Otsuka Corp.	4,400	87,466
Otsuka Holdings Co. Ltd.	8,300	353,977
Pan Pacific International Holdings Corp.	7,400	175,250
Panasonic Holdings Corp.	43,195	376,286
Rakuten Group, Inc.	28,600	136,593
Recruit Holdings Co. Ltd.	28,100	1,221,268
Renesas Electronics Corp.	28,800	474,539
Resona Holdings, Inc.	41,300	261,242
Ricoh Co. Ltd.	10,200	88,510
Rohm Co. Ltd.	6,200	89,701
SBI Holdings, Inc.	5,030	122,292
SCREEN Holdings Co. Ltd.	1,600	166,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Japan - 22.5% (continued)
SCSK Corp.	3,100		56,314
Secom Co. Ltd.	4,100		285,415
Seiko Epson Corp.	5,300		87,105
Sekisui Chemical Co. Ltd.	7,400		107,652
Sekisui House Ltd.	11,400		261,261
Seven & i Holdings Co. Ltd.	44,280		571,717
SG Holdings Co. Ltd.	6,100		71,430
Sharp Corp.	5,500	[b]	28,857
Shimadzu Corp.	4,800		130,583
Shimano, Inc.	1,500		243,754
Shimizu Corp.	10,400		64,538
Shin-Etsu Chemical Co. Ltd.	35,100		1,368,606
Shionogi & Co. Ltd.	4,800		224,348
Shiseido Co. Ltd.	7,900		210,973
Shizuoka Financial Group, Inc.	9,500		88,380
SMC Corp.	1,100		578,559
Softbank Corp.	56,500		684,447
SoftBank Group Corp.	20,040		989,388
Sompo Holdings, Inc.	17,610		346,666
Sony Group Corp.	24,580		2,030,363
Square Enix Holdings Co. Ltd.	1,500		54,270
Subaru Corp.	11,700		260,599
Sumco Corp.	7,100		106,417
Sumitomo Corp.	20,300		532,404
Sumitomo Electric Industries Ltd.	14,100		217,369
Sumitomo Metal Mining Co. Ltd.	5,000		168,612
Sumitomo Mitsui Financial Group, Inc.	24,800		1,407,816
Sumitomo Mitsui Trust Holdings, Inc.	12,828		269,654
Sumitomo Realty & Development Co. Ltd.	5,600		194,609
Suntory Beverage & Food Ltd.	2,600		84,508
Suzuki Motor Corp.	30,400		353,665
Sysmex Corp.	9,900		159,028
T&D Holdings, Inc.	9,800		159,434
Taisei Corp.	3,400		124,202
Takeda Pharmaceutical Co. Ltd.	31,023		817,409
TDK Corp.	7,700		339,892
Terumo Corp.	26,400		450,476
The Chiba Bank Ltd.	10,000		84,352
The Kansai Electric Power Company, Inc.	13,999		209,582
TIS, Inc.	4,500		96,036
Tobu Railway Co. Ltd.	3,800		75,442
Toho Co. Ltd.	2,100		70,419

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Japan - 22.5% (continued)
Tokio Marine Holdings, Inc.	35,000		1,099,013
Tokyo Electric Power Co. Holdings, Inc.	29,772	[b]	185,220
Tokyo Electron Ltd.	9,200		2,020,193
Tokyo Gas Co. Ltd.	7,300		163,742
Tokyu Corp.	10,010		118,478
Toppan Holdings, Inc.	4,500		106,556
Toray Industries, Inc.	27,300		124,289
TOTO Ltd.	2,600		70,702
Toyota Industries Corp.	2,900		273,617
Toyota Motor Corp.	206,875		4,738,328
Toyota Tsusho Corp.	4,100		260,298
Trend Micro, Inc.	2,700		132,936
Unicharm Corp.	7,900		234,944
USS Co. Ltd.	7,600		58,057
West Japan Railway Co.	8,600		163,381
Yakult Honsha Co. Ltd.	5,200		101,755
Yamaha Corp.	2,700		56,926
Yamaha Motor Co. Ltd.	17,400		162,110
Yamato Holdings Co. Ltd.	5,200		68,652
Yaskawa Electric Corp.	4,600		189,191
Yokogawa Electric Corp.	4,700		104,069
Zensho Holdings Co. Ltd.	1,900		73,796
ZOZO, Inc.	2,700		58,117
			73,289,260
Jordan - .0%
Hikma Pharmaceuticals PLC	3,276		78,687
Luxembourg - .2%
ArcelorMittal SA	9,843		246,221
Eurofins Scientific SE	2,599	[a,b]	159,475
Tenaris SA	9,027		150,819
			556,515
Macau - .0%
Sands China Ltd.	46,213	[b]	109,482
Netherlands - 5.1%
ABN AMRO Bank NV-CVA	9,364	[c]	150,078
Adyen NV	423	[b,c]	504,123
Aegon Ltd.	28,320		176,276
Akzo Nobel NV	3,380		223,500
argenx SE	1,158	[b]	433,868
ASM International NV	921		574,988
ASML Holding NV	7,864		6,854,441
ASR Nederland NV	3,034		151,733
BE Semiconductor Industries NV	1,490		195,897

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Netherlands - 5.1% (continued)
Euronext NV	1,717	[c]	154,356
EXOR NV	1,852		201,775
Heineken Holding NV	2,545		204,446
Heineken NV	5,660		551,055
IMCD NV	1,104		167,397
ING Groep NV	64,827		1,020,922
JDE Peet's NV	1,995		44,285
Koninklijke Ahold Delhaize NV	18,555		562,910
Koninklijke KPN NV	65,449		237,985
Koninklijke Philips NV	15,147		404,364
NN Group NV	5,116		235,865
OCI NV	2,209	[b]	59,650
Prosus NV	28,411		953,825
QIAGEN NV	4,328	[b]	180,460
Randstad NV	2,072		103,989
Stellantis NV	14,164		312,704
Stellantis NV	28,971		643,740
Universal Music Group NV	16,072		472,112
Wolters Kluwer NV	4,848		724,871
			16,501,615
New Zealand - .2%
Auckland International Airport Ltd.	26,832		124,199
Fisher & Paykel Healthcare Corp. Ltd.	11,221		187,733
Mercury NZ Ltd.	12,516		47,030
Meridian Energy Ltd.	24,249		85,663
Spark New Zealand Ltd.	36,770		103,355
Xero Ltd.	2,809	[a,b]	218,535
			766,515
Norway - .6%
Aker BP ASA	6,119		148,466
DNB Bank ASA	18,041		314,692
Equinor ASA	17,468		465,483
Gjensidige Forsikring ASA	3,811		61,328
Kongsberg Gruppen ASA	1,795		126,862
Mowi ASA	9,109		159,863
Norsk Hydro ASA	26,090		160,514
Orkla ASA	12,977		88,185
SalMar ASA	1,288		81,046
Telenor ASA	12,063		138,734
Yara International ASA	3,374		96,410
			1,841,583
Portugal - .2%
EDP - Energias de Portugal SA	61,213		230,389

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Portugal - .2% (continued)
Galp Energia SGPS SA	8,866	[b]	189,572
Jeronimo Martins SGPS SA	5,684	[b]	116,956
			536,917
Singapore - 1.4%
Capitaland Ascendas REIT	71,727		136,159
CapitaLand Integrated Commercial Trust	101,477		145,165
CapitaLand Investment Ltd.	51,900		100,790
City Developments Ltd.	9,800		44,037
DBS Group Holdings Ltd.	38,772		991,519
Genting Singapore Ltd.	115,727		77,559
Grab Holdings Ltd., Cl. A	36,481	[a,b]	127,683
Jardine Cycle & Carriage Ltd.	2,000		38,631
Keppel Ltd.	27,700		138,798
Mapletree Logistics Trust	67,611		66,666
Mapletree Pan Asia Commercial Trust	49,700		45,715
Oversea-Chinese Banking Corp. Ltd.	66,524		692,342
Sea Ltd., ADR	7,122	[b]	450,039
Seatrium Ltd.	897,420	[b]	64,229
Sembcorp Industries Ltd.	17,800		69,988
Singapore Airlines Ltd.	28,933	[a]	137,998
Singapore Exchange Ltd.	17,400		119,096
Singapore Technologies Engineering Ltd.	29,700		87,183
Singapore Telecommunications Ltd.	161,051		279,186
United Overseas Bank Ltd.	24,463		542,345
Wilmar International Ltd.	38,900		91,538
			4,446,666
Spain - 2.6%
Acciona SA	464	[b]	53,632
ACS Actividades de Construccion y Servicios SA	4,171		166,921
Aena SME SA	1,481	[c]	270,678
Amadeus IT Group SA	8,854		561,779
Banco Bilbao Vizcaya Argentaria SA	113,880		1,228,511
Banco Santander SA	315,702		1,532,478
CaixaBank SA	72,600		382,405
Cellnex Telecom SA	8,958	[c]	295,374
EDP Renovaveis SA	5,796		79,624
Enagas SA	5,005	[a]	73,644
Endesa SA	6,346		115,829
Ferrovial SE	9,970	[b]	358,078
Grifols SA	6,175	[a,b]	56,463
Iberdrola SA	119,709		1,470,714
Industria de Diseno Textil SA	21,238		964,597

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Spain - 2.6% (continued)
Redeia Corp. SA	8,157		136,264
Repsol SA	23,542		366,569
Telefonica SA	95,614		428,943
			8,542,503
Sweden - 3.0%
Alfa Laval AB	5,575		238,766
Assa Abloy AB, Cl. B	19,521		519,835
Atlas Copco AB, Cl. A	52,790		930,325
Atlas Copco AB, Cl. B	30,448		459,731
Beijer Ref AB	7,525	[a]	107,531
Boliden AB	5,219		172,768
Epiroc AB, Cl. A	13,131		242,041
Epiroc AB, Cl. B	7,380		123,061
EQT AB	7,284		197,620
Essity AB, Cl. B	11,760		292,697
Evolution AB	3,572	[c]	397,389
Fastighets AB Balder, Cl. B	12,577	[b]	80,239
Getinge AB, Cl. B	4,289		90,776
H & M Hennes & Mauritz AB, Cl. B	12,669		202,322
Hexagon AB, Cl. B	40,595		427,740
Holmen AB, Cl. B	1,560		60,935
Husqvarna AB, Cl. B	6,203	[a]	50,555
Industrivarden AB, Cl. A	2,389		76,956
Industrivarden AB, Cl. C	2,992		96,317
Indutrade AB	5,472		126,749
Investment AB Latour, Cl. B	2,748		66,627
Investor AB, Cl. B	33,763		829,806
L E Lundbergforetagen AB, Cl. B	1,438		71,148
Lifco AB, Cl. B	4,434		107,960
Nibe Industrier AB, Cl. B	28,824		134,402
Saab AB, Cl. B	1,603		127,345
Sagax AB, Cl. B	3,979		100,091
Sandvik AB	20,822		417,990
Securitas AB, Cl. B	9,450	[a]	95,110
Skandinaviska Enskilda Banken AB, Cl. A	30,955		405,680
Skanska AB, Cl. B	6,944	[a]	120,133
SKF AB, Cl. B	6,780		140,537
Svenska Cellulosa AB SCA, Cl. B	11,575		170,135
Svenska Handelsbanken AB, Cl. A	28,809		251,468
Swedbank AB, Cl. A	16,415		314,861
Swedish Orphan Biovitrum AB	3,911	[b]	101,159
Tele2 AB, Cl. B	10,829	[a]	101,312
Telefonaktiebolaget LM Ericsson, Cl. B	58,112		296,400

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Sweden - 3.0% (continued)
Telia Co. AB	46,126		105,642
Volvo AB, Cl. A	4,030		106,450
Volvo AB, Cl. B	29,658		758,661
Volvo Car AB, Cl. B	12,960	[a,b]	40,719
			9,757,989
Switzerland - 9.6%
ABB Ltd.	31,205		1,513,223
Adecco Group AG	3,121		108,989
Alcon, Inc.	9,706		745,309
Avolta AG	1,937		73,006
Bachem Holding AG	615		53,502
Baloise Holding AG	920		138,746
Banque Cantonale Vaudoise	612		63,993
Barry Callebaut AG	70		113,071
BKW AG	418		61,941
Chocoladefabriken Lindt & Spruengli AG	2		231,425
Chocoladefabriken Lindt & Spruengli AG-PC	19		219,180
Cie Financiere Richemont SA, CI. A	10,487	[b]	1,451,217
Clariant AG	4,234	[b]	63,157
Coca-Cola HBC AG	4,217	[b]	136,373
DSM-Firmenich AG	3,631	[b]	406,519
EMS-Chemie Holding AG	132	[b]	105,414
Geberit AG	654		349,232
Givaudan SA	180		769,366
Glencore PLC	202,298		1,178,138
Helvetia Holding AG	729		95,033
Holcim Ltd.	10,132		849,377
Julius Baer Group Ltd.	4,050		218,095
Kuehne + Nagel International AG	1,047		277,460
Logitech International SA	3,232	[b]	251,239
Lonza Group AG	1,445		800,084
Nestle SA	52,083		5,224,409
Novartis AG	39,984		3,862,092
Partners Group Holding AG	443		568,027
Roche Holding AG	13,705		3,278,775
Roche Holding AG-BR	638		166,763
Sandoz Group AG	8,116		274,735
Schindler Holding AG	451		109,954
Schindler Holding AG-PC	810		201,584
SGS SA	3,099		272,982
Sig Group AG	6,078		121,468
Sika AG	2,996		850,676

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Switzerland - 9.6% (continued)
Sonova Holding AG	981	[b]	272,108
STMicroelectronics NV	13,343		526,863
Straumann Holding AG	2,177		290,785
Swiss Life Holding AG	577		389,288
Swiss Prime Site AG	1,454		134,524
Swiss Re AG	5,851		631,744
Swisscom AG	498		272,718
Temenos AG	1,260		78,645
The Swatch Group AG	1,118		46,381
The Swatch Group AG-BR	583		122,184
UBS Group AG	64,158		1,678,540
VAT Group AG	534	[c]	264,745
Zurich Insurance Group AG	2,855		1,374,075
			31,287,154
United Arab Emirates - .0%
NMC Health PLC	4,176	[b,d]	1
United Kingdom - 13.5%
3i Group PLC	18,827		671,036
abrdn PLC	32,996		60,227
Admiral Group PLC	5,128		174,738
Anglo American PLC	24,973		814,852
Ashtead Group PLC	8,606		622,090
Associated British Foods PLC	6,790		223,798
AstraZeneca PLC	30,239		4,552,899
Auto Trader Group PLC	17,422	[c]	150,870
Aviva PLC	52,733		305,618
BAE Systems PLC	59,158		983,904
Barclays PLC	296,885		746,529
Barratt Developments PLC	18,819		106,022
Berkeley Group Holdings PLC	2,132		124,650
BP PLC	333,902		2,159,938
British American Tobacco PLC	39,263		1,150,750
BT Group PLC	127,029	[a]	162,773
Bunzl PLC	6,702		256,314
Burberry Group PLC	7,052		101,111
Centrica PLC	107,009		170,343
Coca-Cola Europacific Partners PLC	3,984		286,928
Compass Group PLC	33,336		926,370
Croda International PLC	2,588		147,968
Diageo PLC	43,606		1,503,686
Endeavour Mining PLC	3,548		74,898
Entain PLC	12,946		125,935
GSK PLC	80,272		1,663,938

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
United Kingdom - 13.5% (continued)
Haleon PLC	129,512		547,130
Halma PLC	7,419		203,077
Hargreaves Lansdown PLC	6,874		69,518
HSBC Holdings PLC	373,704		3,235,100
Imperial Brands PLC	16,211		369,646
Informa PLC	26,444		261,252
InterContinental Hotels Group PLC	3,182		310,045
Intertek Group PLC	3,191		195,878
J Sainsbury PLC	33,229		109,053
JD Sports Fashion PLC	53,043		75,561
Kingfisher PLC	37,964		116,891
Land Securities Group PLC	13,869		111,872
Legal & General Group PLC	116,140		340,671
Lloyds Banking Group PLC	1,248,898		806,094
London Stock Exchange Group PLC	8,103		892,790
M&G PLC	43,599		109,296
Melrose Industries PLC	25,416		199,066
Mondi PLC	8,693		165,199
National Grid PLC	72,560		952,546
NatWest Group PLC	111,278		419,110
Next PLC	2,389		267,855
Ocado Group PLC	10,807	[a,b]	47,472
Pearson PLC	12,295		148,615
Persimmon PLC	6,373		102,882
Phoenix Group Holdings PLC	14,358		87,477
Reckitt Benckiser Group PLC	13,924		776,723
RELX PLC	36,777		1,511,589
Rentokil Initial PLC	49,300		249,813
Rio Tinto PLC	21,968		1,497,082
Rolls-Royce Holdings PLC	163,461	[b]	840,672
Schroders PLC	15,785		68,904
Segro PLC	23,027		241,733
Severn Trent PLC	5,249		161,836
Shell PLC	126,845		4,520,324
Smith & Nephew PLC	17,241		210,598
Smiths Group PLC	7,014		141,286
Spirax-Sarco Engineering PLC	1,463		161,254
SSE PLC	21,454		446,839
St. James's Place PLC	10,977		59,289
Standard Chartered PLC	44,642		384,288
Taylor Wimpey PLC	71,658		116,943
Tesco PLC	136,989		505,457
The Sage Group PLC	20,320		294,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.2% (continued)
United Kingdom - 13.5% (continued)
Unilever PLC		48,775		2,521,399
United Utilities Group PLC		13,090		170,877
Vodafone Group PLC		447,896		378,284
Whitbread PLC		3,559		139,712
Wise PLC, Cl. A		11,669	[b]	111,602
WPP PLC		20,842		209,530
				44,132,696
Total Common Stocks (cost $166,294,575)				316,533,670
	Preferred Dividend Yield (%)
Preferred Stocks - .4%
Germany - .4%
Bayerische Motoren Werke AG	8.61	1,176		120,780
Dr Ing hc F Porsche AG	1.19	2,266	[c]	201,893
Henkel AG & Co. KGaA	2.25	3,373		267,919
Porsche Automobil Holding SE	5.05	2,930		149,827
Sartorius AG	0.25	505		152,141
Volkswagen AG	7.17	4,031		495,098
Total Preferred Stocks (cost $981,736)				1,387,658
	1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,268,943)	5.41	4,268,943	[e]	4,268,943

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $960,104)	5.41	960,104	[e]	960,104
Total Investments (cost $172,505,358)		99.2%		323,150,375
Cash and Receivables (Net)		.8%		2,525,462
Net Assets		100.0%		325,675,837

ADR—American Depositary Receipt

BR—Bearer Certificate

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $2,078,205 and the value of the collateral was $2,226,264, consisting of cash collateral of $960,104 and U.S. Government & Agency securities valued at $1,266,160. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities were valued at $4,012,868 or 1.23% of net assets.

d The fund held Level 3 securities at April 30, 2024. These securities were valued at $1 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	12.8
Pharmaceuticals, Biotechnology & Life Sciences	10.4
Banks	10.2
Materials	7.1
Insurance	5.0
Food, Beverage & Tobacco	5.0
Automobiles & Components	4.4
Energy	4.3
Consumer Durables & Apparel	4.1
Semiconductors & Semiconductor Equipment	4.0
Financial Services	3.7
Utilities	3.1
Software & Services	2.6
Telecommunication Services	2.4
Household & Personal Products	2.4
Health Care Equipment & Services	2.2
Commercial & Professional Services	2.0
Technology Hardware & Equipment	2.0
Transportation	1.8
Consumer Discretionary Distribution & Retail	1.7
Consumer Services	1.6
Investment Companies	1.6
Media & Entertainment	1.4
Real Estate Management & Development	1.2
Equity Real Estate Investment Trusts	1.1
Consumer Staples Distribution & Retail	1.1
99.2

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 4/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.3%	1,044,914	25,700,528	(22,476,499)	4,268,943	98,570

Affiliated Issuers (continued)
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 4/30/2024	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	629,964	3,062,704	(2,732,564)	960,104	1,719	††
Total - 1.6%	1,674,878	28,763,232	(25,209,063)	5,229,047	100,289

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI EAFE Index	53	6/21/2024	6,176,769	6,008,875	(167,894)
Gross Unrealized Depreciation				(167,894)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,078,205)—Note 1(c):
Unaffiliated issuers	167,276,311	317,921,328
Affiliated issuers	5,229,047	5,229,047
Cash denominated in foreign currency	410,173	406,806
Tax reclaim receivable—Note 1(b)		1,821,391
Dividends and securities lending income receivable		1,284,703
Cash collateral held by broker—Note 4		225,000
Receivable for shares of Common Stock subscribed		122,796
		327,011,071
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		130,333
Cash overdraft due to Custodian		325
Liability for securities on loan—Note 1(c)		960,104
Payable for shares of Common Stock redeemed		149,859
Payable for futures variation margin—Note 4		82,262
Directors’ fees and expenses payable		12,351
		1,335,234
Net Assets ($)		325,675,837
Composition of Net Assets ($):
Paid-in capital		206,849,027
Total distributable earnings (loss)		118,826,810
Net Assets ($)		325,675,837

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	228,563,539	97,112,298
Shares Outstanding	11,698,828	4,974,477
Net Asset Value Per Share ($)	19.54	19.52

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $541,710 foreign taxes withheld at source):
Unaffiliated issuers	4,711,522
Affiliated issuers	98,570
Interest	9,137
Income from securities lending—Note 1(c)	1,719
Total Income	4,820,948
Expenses:
Management fee—Note 3(a)	568,305
Shareholder servicing costs—Note 3(b)	281,618
Directors’ fees—Note 3(a,c)	14,525
Loan commitment fees—Note 2	3,484
Interest expense—Note 2	1,052
Total Expenses	868,984
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(14,525)
Net Expenses	854,459
Net Investment Income	3,966,489
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,487,491
Net realized gain (loss) on futures	427,820
Net Realized Gain (Loss)	8,915,311
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	36,598,226
Net change in unrealized appreciation (depreciation) on futures	(127,642)
Net Change in Unrealized Appreciation (Depreciation)	36,470,584
Net Realized and Unrealized Gain (Loss) on Investments	45,385,895
Net Increase in Net Assets Resulting from Operations	49,352,384

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations ($):
Net investment income	3,966,489	9,096,932
Net realized gain (loss) on investments	8,915,311	29,016,839
Net change in unrealized appreciation (depreciation) on investments	36,470,584	18,336,798
Net Increase (Decrease) in Net Assets Resulting from Operations	49,352,384	56,450,569
Distributions ($):
Distributions to shareholders:
Investor Shares	(7,044,295)	(5,478,850)
Class I	(3,395,774)	(3,121,521)
Total Distributions	(10,440,069)	(8,600,371)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	14,308,566	27,231,359
Class I	6,411,159	10,066,633
Distributions reinvested:
Investor Shares	6,925,192	5,409,725
Class I	1,205,841	1,075,383
Cost of shares redeemed:
Investor Shares	(22,250,636)	(90,463,251)
Class I	(18,540,517)	(52,206,229)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(11,940,395)	(98,886,380)
Total Increase (Decrease) in Net Assets	26,971,920	(51,036,182)
Net Assets ($):
Beginning of Period	298,703,917	349,740,099
End of Period	325,675,837	298,703,917
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	748,228	1,524,810
Shares issued for distributions reinvested	362,765	324,519
Shares redeemed	(1,158,921)	(4,977,991)
Net Increase (Decrease) in Shares Outstanding	(47,928)	(3,128,662)
Class Ia
Shares sold	332,147	564,007
Shares issued for distributions reinvested	63,265	64,587
Shares redeemed	(970,066)	(2,914,302)
Net Increase (Decrease) in Shares Outstanding	(574,654)	(2,285,708)

[a]	During the period ended October 31, 2023, 21,089 Class I shares representing $379,565 were exchanged for 21,093 Investor shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2024	Year Ended October 31,
Investor Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	17.27	15.40	20.78	15.85	17.52	16.24
Investment Operations:
Net investment income[a]	.23	.44	.41	.39	.29	.46
Net realized and unrealized gain (loss) on investments	2.65	1.81	(5.10)	4.85	(1.46)	1.22
Total from Investment Operations	2.88	2.25	(4.69)	5.24	(1.17)	1.68
Distributions:
Dividends from net investment income	(.61)	(.38)	(.69)	(.31)	(.50)	(.40)
Net asset value, end of period	19.54	17.27	15.40	20.78	15.85	17.52
Total Return (%)	16.73[b]	14.67	(23.36)	33.21	(7.01)	10.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.60[c]	.61	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.37[c]	2.45	2.27	2.00	1.80	2.76
Portfolio Turnover Rate	1.44[b]	2.40	3.41	2.99	3.15	7.58
Net Assets, end of period ($ x 1,000)	228,564	202,830	229,028	303,693	290,572	366,092

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2024	Year Ended October 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	17.28	15.41	20.80	15.86	17.53	16.26
Investment Operations:
Net investment income[a]	.25	.48	.47	.45	.33	.50
Net realized and unrealized gain (loss) on investments	2.65	1.81	(5.12)	4.84	(1.46)	1.22
Total from Investment Operations	2.90	2.29	(4.65)	5.29	(1.13)	1.72
Distributions:
Dividends from net investment income	(.66)	(.42)	(.74)	(.35)	(.54)	(.45)
Net asset value, end of period	19.52	17.28	15.41	20.80	15.86	17.53
Total Return (%)	16.85[b]	14.96	(23.18)	33.58	(6.78)	11.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36[c]	.36	.36	.36	.36	.36
Ratio of net expenses to average net assets	.35[c]	.36	.35	.35	.35	.35
Ratio of net investment income to average net assets	2.62[c]	2.69	2.60	2.26	2.04	3.02
Portfolio Turnover Rate	1.44[b]	2.40	3.41	2.99	3.15	7.58
Net Assets, end of period ($ x 1,000)	97,112	95,874	120,712	242,341	194,165	266,216

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,327,912	314,205,757	††	1	316,533,670
Equity Securities - Preferred Stocks	-	1,387,658	††	-	1,387,658
Investment Companies	5,229,047	-		-	5,229,047
Liabilities ($)
Other Financial Instruments:
Futures†††	(167,894)	-		-	(167,894)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities— Common Stock ($)
Balance as of 10/31/2023†	0
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 4/30/2024†	1
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2024	1

† Securities deemed as Level 3 due to the lack of significant observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2024, BNY Mellon earned $233 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	2,078,205		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	2,078,205		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,078,205)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $23,584,892 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2023. The fund has $2,400,129 of short-term capital losses and $21,184,763 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2023 was as follows: ordinary income $8,600,371. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended April 30, 2024, the fund was charged $1,052 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2024 was approximately $32,967 with a related weighted average annualized interest rate of 6.41%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The fund’s Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fee pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2024, fees reimbursed by the Adviser amounted to $14,525.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2024, the fund was charged $281,618 pursuant to the Shareholder Services Plan.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $94,725 and Shareholder Services Plan fees of $47,243, which are offset against an expense reimbursement currently in effect in the amount of $11,635.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2024, amounted to $4,561,586 and $26,482,739, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2024 are set forth in the Statement of Investments.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2024 is shown below:

	Derivative Assets ($)		Derivative Liabilities ($)
Equity risk	-	Equity risk	(167,894)	[1]
Gross fair value of derivative contracts	-		(167,894)

Statement of Assets and Liabilities location:
[1]		Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Total
Equity	427,820		427,820
Total	427,820		427,820

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[2]	Total
Equity	(127,642)		(127,642)
Total	(127,642)		(127,642)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net change in unrealized appreciation (depreciation) on futures.

The following table summarizes the monthy average market value of derivatives outstanding during the period ended April 30, 2024:

Average Market Value ($)
Futures:
Equity Futures Long	4,698,377

At April 30, 2024, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $150,477,123, consisting of $160,754,104 gross unrealized appreciation and $10,276,981 gross unrealized depreciation.

At April 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor Class shares with the performance of a group of institutional international large-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international large-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional international large-cap core funds, excluding outliers

(the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods and was above the Performance Universe median for all periods except for the four- and five-year periods when the fund’s total return performance was below the Performance Universe median. It was noted that there were only three other funds in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the primary employer of the

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

fund’s primary portfolio managers that is affiliated with the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon International Stock Index Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Investor: DIISX Class I: DINIX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 0079SA0424

BNY Mellon S&P 500 Index Fund

SEMI-ANNUAL REPORT April 30, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2023, through April 30, 2024, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith, portfolio managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2024, the BNY Mellon S&P 500 Index Fund (the “fund”) produced a total return of 20.70%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 20.97% for the same period.2

U.S. equities gained ground during the reporting period as inflationary pressures eased, interest rates plateaued and economic growth remained positive. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in the Index in proportion to their weighting in the Index.

Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least 0.95, before fees and expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

The Index is an unmanaged index of the common stocks of 500 companies, chosen to reflect the industries of the U.S. economy, and is often considered a proxy for the stock market in general. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally must have market capitalizations in excess of $15.8 billion, to the extent consistent with market conditions.

Economic Growth Drives Equity Gains

Large-cap U.S. equities gained ground during the reporting period as the U.S. Federal Reserve (the “Fed”) left the federal funds rate unchanged and forecast the possibility of rate cuts sometime in 2024. Inflation proved sticky, remaining in a range of 3.1%−3.5% throughout the period despite the highest interest rates in decades. Nevertheless, economic growth remained relatively strong, bolstered by robust consumer spending, high employment levels and healthy corporate profits. Investors appeared to accept the prospect of rates remaining higher for longer, bidding large-cap share prices to new records. At the same time, market strength broadened beyond the narrow group of artificial intelligence (“AI”)-related mega-cap names that drove most of the market’s gains early in the period. Although growth stocks continued to outperform their value-oriented counterparts for the reporting period as a whole, the margin between the two investment styles diminished significantly, with all industry sectors delivering positive returns.

Growth-Oriented Technology and Media Shares Outperform

Communication services stocks produced the strongest returns in the Index, led by fast-growing, technology-centric social media companies and content providers, such as Meta Platforms, Inc., The Walt Disney Company and Netflix, Inc. The financial sector benefited from high but steady interest rates, robust capital markets activity and a stable regulatory environment, led by gains in shares of American Express Co., Citigroup, Inc. and Synchrony Financial. Information

2

technology outperformed as well, with top performers including advanced AI chip maker NVIDIA Corp., as well as computer memory and storage device makers Western Digital Corp. and Micron Technology, Inc., both of which appeared well positioned to benefit from Chips and Science Act funding.

Conversely, the interest-rate-sensitive real estate sector was pressured by high rates and fears of an economic slowdown, while companies such as SBA Communications Corp., American Tower Corp. and Equinix, Inc. also faced competitive challenges that drove shares lower. The energy sector lagged due to weak oil and gas prices, undermining returns from companies such as APA Corp., Schlumberger NV and EQT Corp. Finally, in health care, high interest rates undermined the appeal of high-yielding stocks, while waning demand for COVID-19 vaccines and treatments led to share price contractions for some companies. Notably weak performers included Humana, Inc., Gilead Sciences, Inc. and Pfizer, Inc.

The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.

Replicating the Performance of the Index

As of April 30, 2024, the U.S. economy remains robust. While persistent inflation has delayed the prospect of interest rate cuts until later this year, if not beyond, markets appear to have readjusted to the prevailing, higher-for-longer environment. The impact of the strong U.S. dollar on exports remains a concern. However, in the absence of unexpected economic shocks, we expect market volatility to decrease and inflation to gradually ease, potentially setting the stage for additional market gains.

However developments unfold, in seeking to match the performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2024

¹ Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

²  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon S&P 500 Index Fund from November 1, 2023 to April 30, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2024

Expenses paid per $1,000†	$2.74
Ending value (after expenses)	$1,207.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2024

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.38
†	Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

April 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Automobiles & Components - 1.5%
Aptiv PLC	14,909	[a]	1,058,539
BorgWarner, Inc.	12,023		393,994
Ford Motor Co.	202,255		2,457,398
General Motors Co.	60,600		2,698,518
Tesla, Inc.	144,056	[a]	26,402,584
			33,011,033
Banks - 3.3%
Bank of America Corp.	357,957		13,247,989
Citigroup, Inc.	98,945		6,068,297
Citizens Financial Group, Inc.	24,319		829,521
Comerica, Inc.	7,214		361,926
Fifth Third Bancorp	35,725		1,302,533
Huntington Bancshares, Inc.	77,414		1,042,767
JPMorgan Chase & Co.	150,307		28,819,864
KeyCorp	50,166		726,905
M&T Bank Corp.	8,724		1,259,658
Regions Financial Corp.	46,362		893,396
The PNC Financial Services Group, Inc.	20,561		3,151,179
Truist Financial Corp.	70,294		2,639,540
U.S. Bancorp	80,483		3,270,024
Wells Fargo & Co.	187,109		11,099,306
			74,712,905
Capital Goods - 5.8%
3M Co.	29,111		2,809,503
A.O. Smith Corp.	6,219		515,182
Allegion PLC	4,530		550,667
AMETEK, Inc.	11,894		2,077,406
Axon Enterprise, Inc.	3,689	[a]	1,157,092
Builders FirstSource, Inc.	6,275	[a]	1,147,195
Carrier Global Corp.	42,993		2,643,640
Caterpillar, Inc.	26,468		8,855,399
Cummins, Inc.	7,086		2,001,724
Deere & Co.	13,538		5,298,909
Dover Corp.	7,356		1,318,931
Eaton Corp. PLC	20,760		6,607,078
Emerson Electric Co.	30,048		3,238,573
Fastenal Co.	29,392		1,996,892
Fortive Corp.	17,909		1,348,010
GE Vernova, Inc.	14,341	[a]	2,204,355
Generac Holdings, Inc.	3,350	[a]	455,466
General Dynamics Corp.	11,938		3,427,280

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Capital Goods - 5.8% (continued)
General Electric Co.	56,584		9,156,423
Honeywell International, Inc.	34,275		6,605,821
Howmet Aerospace, Inc.	19,926		1,330,060
Hubbell, Inc.	2,699		1,000,033
Huntington Ingalls Industries, Inc.	2,095		580,168
IDEX Corp.	3,798		837,307
Illinois Tool Works, Inc.	14,171		3,459,283
Ingersoll Rand, Inc.	21,193		1,977,731
Johnson Controls International PLC	35,117		2,285,063
L3Harris Technologies, Inc.	9,990		2,138,359
Lockheed Martin Corp.	11,141		5,179,785
Masco Corp.	10,918		747,337
Nordson Corp.	2,806		724,481
Northrop Grumman Corp.	7,321		3,550,905
Otis Worldwide Corp.	20,758		1,893,130
PACCAR, Inc.	27,570		2,925,453
Parker-Hannifin Corp.	6,649		3,623,107
Pentair PLC	8,928		706,116
Quanta Services, Inc.	7,550		1,952,128
Rockwell Automation, Inc.	5,883		1,594,058
RTX Corp.	68,983		7,003,154
Snap-on, Inc.	2,778		744,393
Stanley Black & Decker, Inc.	7,951		726,721
Textron, Inc.	9,857		833,804
The Boeing Company	29,818	[a]	5,004,653
Trane Technologies PLC	11,977		3,800,781
TransDigm Group, Inc.	2,915	[a]	3,638,007
United Rentals, Inc.	3,476		2,321,933
W.W. Grainger, Inc.	2,288		2,108,049
Westinghouse Air Brake Technologies Corp.	9,366		1,508,675
Xylem, Inc.	12,655		1,654,008
			129,264,228
Commercial & Professional Services - 1.2%
Automatic Data Processing, Inc.	21,358		5,166,287
Broadridge Financial Solutions, Inc.	6,176		1,194,500
Cintas Corp.	4,462		2,937,513
Copart, Inc.	46,054	[a]	2,501,193
Dayforce, Inc.	7,987	[a,b]	490,162
Equifax, Inc.	6,299		1,386,977
Jacobs Solutions, Inc.	6,214		891,895
Leidos Holdings, Inc.	7,294		1,022,765
Paychex, Inc.	16,469		1,956,682

6

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Commercial & Professional Services - 1.2% (continued)
Paycom Software, Inc.	2,579		484,800
Republic Services, Inc.	10,711		2,053,299
Robert Half, Inc.	5,529		382,275
Rollins, Inc.	15,043		670,316
Veralto Corp.	11,432		1,070,950
Verisk Analytics, Inc.	7,644		1,666,086
Waste Management, Inc.	19,056		3,964,029
			27,839,729
Consumer Discretionary Distribution & Retail - 5.8%
Amazon.com, Inc.	475,246	[a]	83,168,050
AutoZone, Inc.	907	[a]	2,681,455
Bath & Body Works, Inc.	12,492		567,387
Best Buy Co., Inc.	9,601		707,018
CarMax, Inc.	8,190	[a]	556,674
eBay, Inc.	26,957		1,389,364
Etsy, Inc.	6,277	[a]	431,042
Genuine Parts Co.	7,289		1,145,904
LKQ Corp.	13,789		594,720
Lowe's Cos., Inc.	29,901		6,817,129
O'Reilly Automotive, Inc.	3,057	[a]	3,097,536
Pool Corp.	2,035		737,749
Ross Stores, Inc.	17,366		2,249,765
The Home Depot, Inc.	51,745		17,294,214
The TJX Companies, Inc.	59,253		5,575,115
Tractor Supply Co.	5,457		1,490,198
Ulta Beauty, Inc.	2,483	[a]	1,005,218
			129,508,538
Consumer Durables & Apparel - .8%
D.R. Horton, Inc.	15,408		2,195,486
Deckers Outdoor Corp.	1,357	[a]	1,110,664
Garmin Ltd.	7,916		1,143,625
Hasbro, Inc.	6,846		419,660
Lennar Corp., Cl. A	12,701		1,925,726
Lululemon Athletica, Inc.	5,956	[a]	2,147,734
Mohawk Industries, Inc.	2,527	[a]	291,414
NIKE, Inc., Cl. B	63,285		5,838,674
NVR, Inc.	164	[a]	1,219,971
PulteGroup, Inc.	10,926		1,217,375
Ralph Lauren Corp.	1,965		321,553
Tapestry, Inc.	12,280		490,218
			18,322,100
Consumer Services - 2.0%
Airbnb, Inc., Cl. A	22,594	[a]	3,582,731

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Consumer Services - 2.0% (continued)
Booking Holdings, Inc.	1,814		6,261,982
Caesars Entertainment, Inc.	11,719	[a]	419,775
Carnival Corp.	51,973	[a]	770,240
Chipotle Mexican Grill, Inc.	1,423	[a]	4,496,111
Darden Restaurants, Inc.	6,028		924,755
Domino's Pizza, Inc.	1,751		926,752
Expedia Group, Inc.	6,648	[a]	895,020
Hilton Worldwide Holdings, Inc.	13,110		2,586,341
Las Vegas Sands Corp.	19,820		879,215
Marriott International, Inc., Cl. A	13,003		3,070,398
McDonald's Corp.	37,711		10,296,611
MGM Resorts International	14,642	[a]	577,480
Norwegian Cruise Line Holdings Ltd.	21,182	[a,b]	400,763
Royal Caribbean Cruises Ltd.	12,508	[a]	1,746,492
Starbucks Corp.	59,486		5,263,916
Wynn Resorts Ltd.	4,912		450,185
Yum! Brands, Inc.	14,833		2,095,161
			45,643,928
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	23,070		16,677,303
Dollar General Corp.	11,421		1,589,689
Dollar Tree, Inc.	10,637	[a]	1,257,825
Sysco Corp.	25,652		1,906,457
Target Corp.	23,941		3,854,022
The Kroger Company	34,023		1,884,194
Walgreens Boots Alliance, Inc.	37,076		657,357
Walmart, Inc.	222,556		13,208,699
			41,035,546
Energy - 4.0%
APA Corp.	15,539		488,546
Baker Hughes Co.	51,024		1,664,403
Chevron Corp.	90,176		14,542,683
ConocoPhillips	61,251		7,694,351
Coterra Energy, Inc.	40,303		1,102,690
Devon Energy Corp.	33,335		1,706,085
Diamondback Energy, Inc.	9,434		1,897,460
EOG Resources, Inc.	30,226		3,993,761
EQT Corp.	22,040		883,584
Exxon Mobil Corp.	206,457		24,417,669
Halliburton Co.	45,984		1,723,020
Hess Corp.	14,133		2,225,806
Kinder Morgan, Inc.	99,203		1,813,431
Marathon Oil Corp.	30,689		824,000

8

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Energy - 4.0% (continued)
Marathon Petroleum Corp.	19,243		3,496,838
Occidental Petroleum Corp.	34,565		2,286,129
ONEOK, Inc.	30,594		2,420,597
Phillips 66	22,574		3,232,823
Pioneer Natural Resources Co.	12,297		3,311,828
Schlumberger NV	74,047		3,515,752
Targa Resources Corp.	11,593		1,322,298
The Williams Companies, Inc.	62,666		2,403,868
Valero Energy Corp.	17,923		2,865,350
			89,832,972
Equity Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.	8,418	[c]	975,394
American Tower Corp.	24,215	[c]	4,154,325
AvalonBay Communities, Inc.	7,532	[c]	1,427,841
Boston Properties, Inc.	7,336	[c]	454,025
Camden Property Trust	5,736	[c]	571,764
Crown Castle, Inc.	22,207	[c]	2,082,572
Digital Realty Trust, Inc.	15,938	[c]	2,211,876
Equinix, Inc.	4,861	[c]	3,456,706
Equity Residential	18,066	[c]	1,163,450
Essex Property Trust, Inc.	3,194	[c]	786,522
Extra Space Storage, Inc.	10,738	[c]	1,441,899
Federal Realty Investment Trust	3,781	[c]	393,867
Healthpeak Properties, Inc.	37,069	[c]	689,854
Host Hotels & Resorts, Inc.	37,310	[c]	704,040
Invitation Homes, Inc.	29,990	[c]	1,025,658
Iron Mountain, Inc.	15,275	[c]	1,184,118
Kimco Realty Corp.	33,044	[c]	615,610
Mid-America Apartment Communities, Inc.	6,278	[c]	816,140
Prologis, Inc.	48,038	[c]	4,902,278
Public Storage	8,169	[c]	2,119,447
Realty Income Corp.	43,238	[c]	2,314,962
Regency Centers Corp.	8,736	[c]	517,346
SBA Communications Corp.	5,686	[c]	1,058,278
Simon Property Group, Inc.	16,739	[c]	2,352,332
UDR, Inc.	15,572	[c]	592,982
Ventas, Inc.	20,965	[c]	928,330
VICI Properties, Inc.	54,198	[c]	1,547,353
Welltower, Inc.	28,680	[c]	2,732,630
Weyerhaeuser Co.	38,315	[c]	1,155,964
			44,377,563

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Financial Services - 7.4%
American Express Co.	29,732		6,958,180
Ameriprise Financial, Inc.	5,152		2,121,542
Berkshire Hathaway, Inc., Cl. B	94,595	[a]	37,528,674
BlackRock, Inc.	7,270		5,486,233
Blackstone, Inc.	37,400		4,361,214
Capital One Financial Corp.	19,597		2,810,798
Cboe Global Markets, Inc.	5,654		1,024,222
CME Group, Inc.	18,652		3,910,205
Corpay, Inc.	3,653	[a]	1,103,717
Discover Financial Services	13,087		1,658,515
FactSet Research Systems, Inc.	1,982		826,276
Fidelity National Information Services, Inc.	31,125		2,114,010
Fiserv, Inc.	31,201	[a]	4,763,457
Franklin Resources, Inc.	15,253		348,379
Global Payments, Inc.	13,629		1,673,232
Intercontinental Exchange, Inc.	29,671		3,820,438
Invesco Ltd.	24,786		351,218
Jack Henry & Associates, Inc.	3,939		640,836
MarketAxess Holdings, Inc.	1,768		353,759
Mastercard, Inc., Cl. A	42,894		19,353,773
Moody's Corp.	8,121		3,007,450
Morgan Stanley	65,098		5,913,502
MSCI, Inc.	4,153		1,934,426
Nasdaq, Inc.	18,709		1,119,734
Northern Trust Corp.	10,279		846,887
PayPal Holdings, Inc.	55,694	[a]	3,782,736
Raymond James Financial, Inc.	9,543		1,164,246
S&P Global, Inc.	16,705		6,946,440
State Street Corp.	16,136		1,169,699
Synchrony Financial	20,423		898,204
T. Rowe Price Group, Inc.	11,778		1,290,515
The Bank of New York Mellon Corp.	39,352		2,222,994
The Charles Schwab Corp.	77,374		5,721,807
The Goldman Sachs Group, Inc.	16,955		7,234,868
Visa, Inc., Cl. A	82,229	[b]	22,087,532
			166,549,718
Food, Beverage & Tobacco - 2.8%
Altria Group, Inc.	91,601		4,013,040
Archer-Daniels-Midland Co.	27,851		1,633,740
Brown-Forman Corp., Cl. B	9,359		447,828
Bunge Global SA	7,785		792,202
Campbell Soup Co.	10,221		467,202

10

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Food, Beverage & Tobacco - 2.8% (continued)
Conagra Brands, Inc.	25,950		798,741
Constellation Brands, Inc., Cl. A	8,227		2,085,215
General Mills, Inc.	29,602		2,085,757
Hormel Foods Corp.	15,685		557,759
Kellanova	13,905		804,543
Keurig Dr. Pepper, Inc.	54,855		1,848,613
Lamb Weston Holdings, Inc.	7,500		625,050
McCormick & Co., Inc.	13,464		1,024,072
Molson Coors Beverage Co., Cl. B	9,652		552,674
Mondelez International, Inc., Cl. A	70,005		5,036,160
Monster Beverage Corp.	38,935	[a]	2,081,076
PepsiCo, Inc.	71,458		12,570,177
Philip Morris International, Inc.	80,714		7,662,987
The Coca-Cola Company	202,302		12,496,195
The Hershey Company	7,957		1,543,021
The J.M. Smucker Company	5,515		633,398
The Kraft Heinz Company	42,021		1,622,431
Tyson Foods, Inc., Cl. A	15,377		932,615
			62,314,496
Health Care Equipment & Services - 5.1%
Abbott Laboratories	90,260		9,564,852
Align Technology, Inc.	3,724	[a]	1,051,583
Baxter International, Inc.	25,608		1,033,795
Becton, Dickinson and Co.	15,011		3,521,581
Boston Scientific Corp.	76,166	[a]	5,474,050
Cardinal Health, Inc.	12,591		1,297,377
Cencora, Inc.	8,553		2,044,595
Centene Corp.	28,156	[a]	2,057,077
CVS Health Corp.	65,411		4,428,979
DaVita, Inc.	2,886	[a]	401,183
DexCom, Inc.	19,858	[a]	2,529,711
Edwards Lifesciences Corp.	31,234	[a]	2,644,583
Elevance Health, Inc.	12,216		6,457,133
GE HealthCare Technologies, Inc.	21,483		1,637,864
HCA Healthcare, Inc.	10,234		3,170,698
Henry Schein, Inc.	6,897	[a]	477,824
Hologic, Inc.	11,943	[a]	904,921
Humana, Inc.	6,240		1,885,042
IDEXX Laboratories, Inc.	4,377	[a]	2,156,810
Insulet Corp.	3,621	[a]	622,595
Intuitive Surgical, Inc.	18,318	[a]	6,789,017
Laboratory Corp. of America Holdings	4,238		853,406
McKesson Corp.	6,832		3,670,219

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Health Care Equipment & Services - 5.1% (continued)
Medtronic PLC	69,130		5,546,991
Molina Healthcare, Inc.	3,051	[a]	1,043,747
Quest Diagnostics, Inc.	5,826		805,037
ResMed, Inc.	7,787		1,666,340
Solventum Corp.	7,277	[a]	473,078
Steris PLC	5,154		1,054,302
Stryker Corp.	17,581		5,916,006
Teleflex, Inc.	2,513		524,589
The Cigna Group	15,208		5,429,864
The Cooper Companies, Inc.	10,220		910,193
UnitedHealth Group, Inc.	48,088		23,260,166
Universal Health Services, Inc., Cl. B	3,116		531,060
Zimmer Biomet Holdings, Inc.	10,877		1,308,286
			113,144,554
Household & Personal Products - 1.4%
Church & Dwight Co., Inc.	12,494		1,347,978
Colgate-Palmolive Co.	42,623		3,917,906
Kenvue, Inc.	87,899		1,654,259
Kimberly-Clark Corp.	17,427		2,379,308
The Clorox Company	6,514		963,225
The Estee Lauder Companies, Inc., Cl. A	11,892		1,744,675
The Procter & Gamble Company	122,336		19,965,235
			31,972,586
Insurance - 2.1%
Aflac, Inc.	27,122		2,268,755
American International Group, Inc.	36,978		2,784,813
Aon PLC, Cl. A	10,342		2,916,547
Arch Capital Group Ltd.	19,138	[a]	1,790,168
Arthur J. Gallagher & Co.	11,371		2,668,660
Assurant, Inc.	2,657		463,381
Brown & Brown, Inc.	12,501		1,019,332
Chubb Ltd.	20,970		5,213,981
Cincinnati Financial Corp.	8,074		934,081
Everest Group Ltd.	2,305		844,575
Globe Life, Inc.	4,364		332,406
Loews Corp.	9,390		705,658
Marsh & McLennan Cos., Inc.	25,580		5,101,419
MetLife, Inc.	31,844		2,263,471
Principal Financial Group, Inc.	11,752		930,053
Prudential Financial, Inc.	19,027		2,102,103
The Allstate Corp.	13,781		2,343,597
The Hartford Financial Services Group, Inc.	15,627		1,514,100

12

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Insurance - 2.1% (continued)
The Progressive Corp.	30,430		6,337,047
The Travelers Companies, Inc.	12,032		2,552,709
W.R. Berkley Corp.	10,110		778,167
Willis Towers Watson PLC	5,443		1,366,955
			47,231,978
Materials - 2.3%
Air Products & Chemicals, Inc.	11,551		2,729,963
Albemarle Corp.	6,030	[b]	725,469
Amcor PLC	77,443		692,340
Avery Dennison Corp.	4,201		912,793
Ball Corp.	16,451		1,144,496
Celanese Corp.	5,190		797,236
CF Industries Holdings, Inc.	9,503		750,452
Corteva, Inc.	37,021		2,003,947
Dow, Inc.	36,193		2,059,382
DuPont de Nemours, Inc.	22,362		1,621,245
Eastman Chemical Co.	6,015		568,057
Ecolab, Inc.	13,077		2,957,364
FMC Corp.	6,644		392,062
Freeport-McMoRan, Inc.	74,206		3,705,848
International Flavors & Fragrances, Inc.	13,238		1,120,597
International Paper Co.	17,072		596,496
Linde PLC	25,210		11,116,602
LyondellBasell Industries NV, Cl. A	13,482		1,347,796
Martin Marietta Materials, Inc.	3,221		1,890,952
Newmont Corp.	60,418		2,455,387
Nucor Corp.	12,957		2,183,643
Packaging Corp. of America	4,602		796,054
PPG Industries, Inc.	12,346		1,592,634
Steel Dynamics, Inc.	7,688		1,000,363
The Mosaic Company	17,757		557,392
The Sherwin-Williams Company	12,208		3,657,639
Vulcan Materials Co.	6,820		1,757,037
WestRock Co.	13,828		663,191
			51,796,437
Media & Entertainment - 8.1%
Alphabet, Inc., Cl. A	306,384		49,873,187
Alphabet, Inc., Cl. C	256,513		42,232,300
Charter Communications, Inc., Cl. A	5,040	[a,b]	1,289,938
Comcast Corp., Cl. A	206,011		7,851,079
Electronic Arts, Inc.	12,797		1,622,916
Fox Corp., Cl. A	12,444		385,888
Fox Corp., Cl. B	7,842		224,909

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Media & Entertainment - 8.1% (continued)
Live Nation Entertainment, Inc.	7,043	[a]	626,193
Match Group, Inc.	14,786	[a]	455,705
Meta Platforms, Inc., Cl. A	114,383		49,204,135
Netflix, Inc.	22,500	[a]	12,389,400
News Corporation, Cl. A	18,382		437,492
News Corporation, Cl. B	5,405		132,639
Omnicom Group, Inc.	10,344		960,337
Paramount Global, Cl. B	26,423		300,958
Take-Two Interactive Software, Inc.	8,025	[a]	1,146,050
The Interpublic Group of Companies, Inc.	20,827		633,974
The Walt Disney Company	95,368		10,595,385
Warner Bros Discovery, Inc.	117,270	[a]	863,107
			181,225,592
Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
AbbVie, Inc.	91,792		14,929,051
Agilent Technologies, Inc.	15,421		2,113,294
Amgen, Inc.	27,815		7,619,641
Biogen, Inc.	7,391	[a]	1,587,735
Bio-Rad Laboratories, Inc., Cl. A	1,162	[a]	313,449
Bio-Techne Corp.	8,140		514,529
Bristol-Myers Squibb Co.	105,790		4,648,413
Catalent, Inc.	9,498	[a]	530,463
Charles River Laboratories International, Inc.	2,665	[a]	610,285
Danaher Corp.	34,192		8,432,431
Eli Lilly & Co.	41,459		32,383,625
Gilead Sciences, Inc.	64,713		4,219,288
Illumina, Inc.	8,309	[a]	1,022,422
Incyte Corp.	9,782	[a]	509,153
IQVIA Holdings, Inc.	9,459	[a]	2,192,312
Johnson & Johnson	125,157		18,096,451
Merck & Co., Inc.	131,747		17,024,347
Mettler-Toledo International, Inc.	1,141	[a]	1,403,088
Moderna, Inc.	17,335	[a]	1,912,224
Pfizer, Inc.	293,564		7,521,110
Regeneron Pharmaceuticals, Inc.	5,493	[a]	4,892,395
Revvity, Inc.	6,359		651,607
Thermo Fisher Scientific, Inc.	20,088		11,424,447
Vertex Pharmaceuticals, Inc.	13,398	[a]	5,262,868
Viatris, Inc.	64,280		743,720
Waters Corp.	3,146	[a]	972,240
West Pharmaceutical Services, Inc.	3,868		1,382,733

14

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.0% (continued)
Zoetis, Inc.	24,199		3,853,449
			156,766,770
Real Estate Management & Development - .2%
CBRE Group, Inc., Cl. A	15,604	[a]	1,355,832
CoStar Group, Inc.	21,122	[a]	1,933,297
			3,289,129
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc.	84,007	[a]	13,305,029
Analog Devices, Inc.	25,779		5,171,525
Applied Materials, Inc.	43,260		8,593,599
Broadcom, Inc.	22,879		29,748,877
Enphase Energy, Inc.	7,124	[a]	774,806
First Solar, Inc.	5,567	[a]	981,462
Intel Corp.	219,819		6,697,885
KLA Corp.	7,031		4,846,398
Lam Research Corp.	6,803		6,084,671
Microchip Technology, Inc.	27,689		2,546,834
Micron Technology, Inc.	57,394		6,483,226
Monolithic Power Systems, Inc.	2,520		1,686,712
NVIDIA Corp.	128,418		110,955,720
NXP Semiconductors NV	13,306		3,408,864
ON Semiconductor Corp.	21,737	[a]	1,525,068
Qorvo, Inc.	5,147	[a]	601,375
Qualcomm, Inc.	58,022		9,622,949
Skyworks Solutions, Inc.	8,262		880,647
Teradyne, Inc.	7,880		916,602
Texas Instruments, Inc.	47,275		8,340,255
			223,172,504
Software & Services - 11.2%
Accenture PLC, Cl. A	32,598		9,809,064
Adobe, Inc.	23,500	[a]	10,876,505
Akamai Technologies, Inc.	8,082	[a]	815,716
Ansys, Inc.	4,542	[a]	1,475,605
Autodesk, Inc.	11,066	[a]	2,355,398
Cadence Design Systems, Inc.	14,120	[a]	3,891,896
Cognizant Technology Solutions Corp., Cl. A	25,479		1,673,461
EPAM Systems, Inc.	3,012	[a]	708,603
Fair Isaac Corp.	1,305	[a]	1,478,996
Fortinet, Inc.	33,501	[a]	2,116,593
Gartner, Inc.	4,108	[a]	1,694,920
Gen Digital, Inc.	30,280		609,839

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Software & Services - 11.2% (continued)
International Business Machines Corp.	47,573		7,906,633
Intuit, Inc.	14,554		9,105,273
Microsoft Corp.	386,318		150,405,187
Oracle Corp.	82,894		9,429,192
Palo Alto Networks, Inc.	16,382	[a]	4,765,360
PTC, Inc.	6,254	[a]	1,109,710
Roper Technologies, Inc.	5,630		2,879,520
Salesforce, Inc.	50,328		13,535,212
ServiceNow, Inc.	10,658	[a]	7,389,511
Synopsys, Inc.	8,016	[a]	4,253,209
Tyler Technologies, Inc.	2,219	[a]	1,024,179
Verisign, Inc.	4,669	[a]	791,302
			250,100,884
Technology Hardware & Equipment - 7.5%
Amphenol Corp., Cl. A	31,169		3,764,280
Apple, Inc.	754,672		128,543,282
Arista Networks, Inc.	13,053	[a]	3,348,878
CDW Corp.	6,987		1,689,876
Cisco Systems, Inc.	211,265		9,925,230
Corning, Inc.	40,471		1,350,922
F5, Inc.	3,172	[a]	524,363
Hewlett Packard Enterprise Co.	68,287		1,160,879
HP, Inc.	45,607		1,281,101
Jabil, Inc.	6,361		746,527
Juniper Networks, Inc.	17,085		594,900
Keysight Technologies, Inc.	8,871	[a]	1,312,376
Motorola Solutions, Inc.	8,553		2,900,750
NetApp, Inc.	10,388		1,061,757
Seagate Technology Holdings PLC	10,215		877,571
Super Micro Computer, Inc.	2,570	[a]	2,207,116
TE Connectivity Ltd.	15,912		2,251,230
Teledyne Technologies, Inc.	2,471	[a]	942,637
Trimble, Inc.	12,488	[a]	750,154
Western Digital Corp.	16,900	[a]	1,197,027
Zebra Technologies Corp., Cl. A	2,661	[a]	837,044
			167,267,900
Telecommunication Services - .9%
AT&T, Inc.	371,737		6,278,638
T-Mobile US, Inc.	27,119		4,452,126
Verizon Communications, Inc.	218,585		8,631,922
			19,362,686
Transportation - 1.7%
American Airlines Group, Inc.	32,844	[a]	443,722

16

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Transportation - 1.7% (continued)
C.H. Robinson Worldwide, Inc.	6,392		453,832
CSX Corp.	102,284		3,397,874
Delta Air Lines, Inc.	33,391		1,671,887
Expeditors International of Washington, Inc.	7,790		867,105
FedEx Corp.	11,881		3,110,208
J.B. Hunt Transport Services, Inc.	4,220		686,045
Norfolk Southern Corp.	11,860		2,731,595
Old Dominion Freight Line, Inc.	9,432		1,713,889
Southwest Airlines Co.	30,471		790,418
Uber Technologies, Inc.	106,991	[a]	7,090,294
Union Pacific Corp.	31,703		7,518,683
United Airlines Holdings, Inc.	17,086	[a]	879,246
United Parcel Service, Inc., Cl. B	37,603		5,545,690
			36,900,488
Utilities - 2.3%
Alliant Energy Corp.	13,661		680,318
Ameren Corp.	13,627		1,006,626
American Electric Power Co., Inc.	27,647		2,378,471
American Water Works Co., Inc.	10,258		1,254,759
Atmos Energy Corp.	7,821	[b]	922,096
CenterPoint Energy, Inc.	31,619		921,378
CMS Energy Corp.	15,706		951,941
Consolidated Edison, Inc.	18,164		1,714,682
Constellation Energy Corp.	16,475		3,063,361
Dominion Energy, Inc.	42,703		2,176,999
DTE Energy Co.	10,918		1,204,474
Duke Energy Corp.	39,911		3,921,655
Edison International	19,515		1,386,736
Entergy Corp.	11,232		1,198,117
Evergy, Inc.	11,882		623,211
Eversource Energy	18,162		1,100,980
Exelon Corp.	52,466		1,971,672
FirstEnergy Corp.	26,127		1,001,709
NextEra Energy, Inc.	106,671		7,143,757
NiSource, Inc.	21,090		587,567
NRG Energy, Inc.	11,402		828,583
PG&E Corp.	111,361		1,905,387
Pinnacle West Capital Corp.	5,773		425,181
PPL Corp.	38,418		1,054,958
Public Service Enterprise Group, Inc.	26,104		1,803,264
Sempra	33,126		2,372,815
The AES Corp.	34,306		614,077

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.2% (continued)
Utilities - 2.3% (continued)
The Southern Company		56,522		4,154,367
WEC Energy Group, Inc.		15,962		1,319,100
Xcel Energy, Inc.		29,167		1,567,143
				51,255,384
Total Common Stocks (cost $413,457,804)				2,195,899,648
	1-Day Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $41,158,414)	5.41	41,158,414	[d]	41,158,414
Total Investments (cost $454,616,218)		100.0%		2,237,058,062
Liabilities, Less Cash and Receivables		(.0%)		(429,742)
Net Assets		100.0%		2,236,628,320

a Non-income producing security.

b Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $25,656,268 and the value of the collateral was $26,508,477, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	28.6
Financials	12.9
Health Care	12.1
Consumer Discretionary	10.1
Communication Services	9.0
Industrials	8.7
Consumer Staples	6.1
Energy	4.0
Materials	2.3
Utilities	2.3
Real Estate	2.1
Investment Companies	1.8
100.0

† Based on net assets.

See notes to financial statements.

18

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 4/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.8%	15,184,090	124,958,076	(98,983,752)	41,158,414	685,678
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	587,858	8,165,167	(8,753,025)	-	19,703	††
Total - 1.8%	15,771,948	133,123,243	(107,736,777)	41,158,414	705,381

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	172	6/21/2024	44,654,320	43,576,200	(1,078,120)
Gross Unrealized Depreciation				(1,078,120)

See notes to financial statements.

19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,656,268)—Note 1(c):
Unaffiliated issuers	413,457,804	2,195,899,648
Affiliated issuers	41,158,414	41,158,414
Cash collateral held by broker—Note 4		2,107,000
Dividends and securities lending income receivable		1,485,716
Receivable for shares of Common Stock subscribed		524,804
		2,241,175,582
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		925,934
Payable for shares of Common Stock redeemed		2,901,652
Payable for futures variation margin—Note 4		689,793
Directors’ fees and expenses payable		29,883
		4,547,262
Net Assets ($)		2,236,628,320
Composition of Net Assets ($):
Paid-in capital		364,514,282
Total distributable earnings (loss)		1,872,114,038
Net Assets ($)		2,236,628,320

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)	41,383,704
Net Asset Value Per Share ($)	54.05

See notes to financial statements.

20

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,174 foreign taxes withheld at source):
Unaffiliated issuers	16,798,555
Affiliated issuers	685,678
Interest	27,491
Income from securities lending—Note 1(c)	19,703
Total Income	17,531,427
Expenses:
Management fee—Note 3(a)	2,745,159
Shareholder servicing costs—Note 3(b)	2,745,159
Directors’ fees—Note 3(a,c)	42,450
Loan commitment fees—Note 2	23,314
Total Expenses	5,556,082
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(42,450)
Net Expenses	5,513,632
Net Investment Income	12,017,795
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	94,743,303
Net realized gain (loss) on futures	4,543,098
Net Realized Gain (Loss)	99,286,401
Net change in unrealized appreciation (depreciation) on investments	287,822,350
Net change in unrealized appreciation (depreciation) on futures	(1,067,183)
Net Change in Unrealized Appreciation (Depreciation)	286,755,167
Net Realized and Unrealized Gain (Loss) on Investments	386,041,568
Net Increase in Net Assets Resulting from Operations	398,059,363

See notes to financial statements.

21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations ($):
Net investment income	12,017,795	23,595,971
Net realized gain (loss) on investments	99,286,401	127,811,342
Net change in unrealized appreciation (depreciation) on investments	286,755,167	28,747,655
Net Increase (Decrease) in Net Assets Resulting from Operations	398,059,363	180,154,968
Distributions ($):
Distributions to shareholders	(149,998,944)	(198,845,595)
Capital Stock Transactions ($):
Net proceeds from shares sold	95,304,190	163,005,453
Distributions reinvested	145,298,718	193,006,792
Cost of shares redeemed	(190,055,008)	(318,865,373)
Increase (Decrease) in Net Assets from Capital Stock Transactions	50,547,900	37,146,872
Total Increase (Decrease) in Net Assets	298,608,319	18,456,245
Net Assets ($):
Beginning of Period	1,938,020,001	1,919,563,756
End of Period	2,236,628,320	1,938,020,001
Capital Share Transactions (Shares):
Shares sold	1,791,420	3,376,306
Shares issued for distributions reinvested	2,860,211	4,445,113
Shares redeemed	(3,566,686)	(6,644,669)
Net Increase (Decrease) in Shares Outstanding	1,084,945	1,176,750

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2024		Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	48.09	49.07	65.31	51.48	53.93	55.44
Investment Operations:
Net investment income[a]	.29	.57	.56	.56	.71	.79
Net realized and unrealized gain (loss) on investments	9.43	3.59	(9.08)	19.58	4.07	5.03
Total from Investment Operations	9.72	4.16	(8.52)	20.14	4.78	5.82
Distributions:
Dividends from net investment income	(.60)	(.62)	(.58)	(.75)	(.85)	(.84)
Dividends from net realized gain on investments	(3.16)	(4.52)	(7.14)	(5.56)	(6.38)	(6.49)
Total Distributions	(3.76)	(5.14)	(7.72)	(6.31)	(7.23)	(7.33)
Net asset value, end of period	54.05	48.09	49.07	65.31	51.48	53.93
Total Return (%)	20.70[b]	9.60	(15.03)	42.21	9.13	13.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.09[c]	1.19	1.03	.95	1.41	1.55
Portfolio Turnover Rate	.87[b]	1.98	1.89	3.31	2.43	2.81
Net Assets, end of period ($ x 1,000)	2,236,628	1,938,020	1,919,564	2,553,501	2,078,988	2,272,556

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon S&P 500 Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in

24

active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2024 in valuing the fund’s investments:

26

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,195,899,648	-	-	2,195,899,648
Investment Companies	41,158,414	-	-	41,158,414
Liabilities ($)
Other Financial Instruments:
Futures††	(1,078,120)	-	-	(1,078,120)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2024, BNY Mellon earned $2,686 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	25,656,268		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	25,656,268		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(25,656,268)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or

28

developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2023 was as follows: ordinary income $24,003,665 and long-term capital gains $174,841,930. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fee pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2024, fees reimbursed by the Adviser amounted to $42,450.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service

30

Agents. During the period ended April 30, 2024, the fund was charged $2,745,159 pursuant to the Shareholder Services Plan.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $465,967 and Shareholder Services Plan fees of $465,967, which are offset against an expense reimbursement currently in effect in the amount of $6,000.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2024, amounted to $18,861,967 and $126,292,137, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2024 are set forth in the Statement of Investments.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2024 is shown below:

	Derivative Assets ($)		Derivative Liabilities ($)
Equity risk	-	Equity risk	(1,078,120)	[1]
Gross fair value of derivative contracts	-		(1,078,120)

Statement of Assets and Liabilities location:
[1]		Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Total
Equity	4,543,098		4,543,098
Total	4,543,098		4,543,098

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[2]	Total
Equity	(1,067,183)		(1,067,183)
Total	(1,067,183)		(1,067,183)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net change in unrealized appreciation (depreciation) on futures.

32

The following table summarizes the monthy average market value of derivatives outstanding during the period ended April 30, 2024:

Average Market Value ($)
Futures:
Equity Futures Long	26,131,779

At April 30, 2024, accumulated net unrealized appreciation on investments inclusive of derivatives contracts was $1,781,363,724, consisting of $1,809,025,946 gross unrealized appreciation and $27,662,222 gross unrealized depreciation.

At April 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper “), which included information comparing (1) the performance of the fund’s shares with the performance of a group of retail no-load S&P 500 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P 500 index funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load S&P 500 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as

34

of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and Performance Universe medians during the periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four-star overall rating and a four-star rating for the ten-year period from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the

35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s performance.

36

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon S&P 500 Index Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbol:	PEOPX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 0078SA0424

BNY Mellon Smallcap Stock Index Fund

SEMI-ANNUAL REPORT April 30, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2023, through April 30, 2024, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith, portfolio managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2024, the BNY Mellon Smallcap Stock Index Fund’s (the “fund”) Investor shares produced a total return of 17.93%, and its Class I shares returned 18.05%.1 In comparison, the S&P SmallCap 600® Index (the “Index”), the fund’s benchmark, produced a 18.11% total return for the same period.2,3

U.S. equities gained ground during the reporting period as inflationary pressures eased, interest rates plateaued and economic growth remained positive. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the Index and in futures whose performance is tied to the Index. The fund generally invests in all of the stocks in the Index in proportion to their weighting in the Index; however, at times, the fund may invest in a representative sample of stocks included in the Index and in futures whose performance is tied to the Index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the Index.

Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least 0.95, before fees and expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of the common stocks of 600 small-sized companies in the U.S. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally have market capitalizations ranging between approximately $900 million and $5.8 billion, to the extent consistent with market conditions.

Economic Growth Drives Equity Gains

U.S. equities gained ground during the reporting period as the U.S. Federal Reserve (the “Fed”) left the federal funds rate unchanged and forecast the possibility of rate cuts sometime in 2024. Inflation proved sticky, remaining in a range of 3.1%−3.5% throughout the period despite the highest interest rates in decades. Nevertheless, economic growth remained relatively strong, bolstered by robust consumer spending, high employment levels and healthy corporate profits. Investors appeared to accept the prospect of rates remaining higher for longer, bidding share prices to new records. At the same time, market strength broadened beyond the narrow group of artificial intelligence (“AI”)-related mega-cap names that drove most of the market’s gains early in the period. Although growth stocks continued to outperform their value-oriented counterparts for the reporting period as a whole, the margin between the two investment styles diminished significantly. Small-cap stocks moderately lagged the gains of large caps after underperforming by a more significant margin during the prior reporting period.

Cyclically Sensitive Sectors Outperform

Sectors leveraged to U.S. economic growth, including materials, consumer discretionary and industrials, performed relative well during the reporting period. In materials, top performers included aluminum

2

producers Century Aluminum Co. and Kaiser Aluminum Corp., as well as metal fabricator ATI, Inc. In the consumer discretionary space, notably strong stocks included housing products maker Installed Building Products, Inc., specialty retailer Abercrombie & Fitch Co. and restauranteur Shake Shack, Inc. Leading industrial stocks included aerospace companies Kaman Corp. and Triumph Group, Inc., and custom-engineered equipment maker Powell Industries, Inc.

Conversely, the energy sector came under pressure from weak oil and gas prices, undermining returns from companies such as Green Plains, Inc., Nabors Industries Ltd. and Core Laboratories, Inc. Utilities stocks faced challenges related to high interest rates and investors’ preference for growth-oriented shares. Notable underperformers included Middlesex Water Co., SJW Group and American States Water CO. Finally, the communication services sector lagged the Index due to increased competition, rising operational costs and regulatory challenges. Particularly weak performers included Shenandoah Telecommunications Co. and ATN International, Inc.

The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.

Replicating the Performance of the Index

As of April 30, 2024, the U.S. economy remains robust. While persistent inflation has delayed the prospect of interest rate cuts until later this year, if not beyond, markets appear to have readjusted to the prevailing, higher-for-longer environment. The impact of the strong U.S. dollar on exports remains a concern. However, in the absence of unexpected economic shocks, we expect market volatility to decrease and inflation to gradually ease, potentially setting the stage for additional market gains.

However developments unfold, in seeking to match the performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2024

1 Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The Index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Smallcap Stock Index Fund from November 1, 2023 to April 30, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2024

	Investor Shares	Class I
Expenses paid per $1,000†	$2.76	$1.41
Ending value (after expenses)	$1,179.30	$1,180.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2024

	Investor Shares	Class I
Expenses paid per $1,000†	$2.56	$1.31
Ending value (after expenses)	$1,022.33	$1,023.57
†

Expenses are equal to the fund’s annualized expense ratio of .51% for Investor Shares and .26% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

April 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 1.6%
American Axle & Manufacturing Holdings, Inc.	109,850	[a]	806,299
Dana, Inc.	121,603		1,511,525
Dorman Products, Inc.	26,990	[a]	2,360,275
Fox Factory Holding Corp.	40,353	[a]	1,570,539
Gentherm, Inc.	30,862	[a]	1,560,691
LCI Industries	23,976	[b]	2,493,024
Patrick Industries, Inc.	19,939		2,083,426
Phinia, Inc.	44,783		1,746,537
Standard Motor Products, Inc.	17,517		562,296
Winnebago Industries, Inc.	27,554	[b]	1,696,775
XPEL, Inc.	20,503	[a]	1,077,433
			17,468,820
Banks - 8.4%
Ameris Bancorp	61,240		2,907,675
Atlantic Union Bankshares Corp.	84,829		2,695,017
Axos Financial, Inc.	47,775	[a]	2,417,893
Banc of California, Inc.	132,877		1,819,086
BancFirst Corp.	13,690		1,220,737
Bank of Hawaii Corp.	37,555		2,128,993
BankUnited, Inc.	70,632		1,887,993
Banner Corp.	32,620		1,423,211
Berkshire Hills Bancorp, Inc.	40,052		853,909
Brookline Bancorp, Inc.	86,106		714,680
Capitol Federal Financial, Inc.	113,679		542,249
Cathay General Bancorp	68,849		2,371,160
Central Pacific Financial Corp.	25,276		504,003
City Holding Co.	13,885		1,402,663
Community Bank System, Inc.	50,453		2,180,579
Customers Bancorp, Inc.	26,995	[a]	1,232,862
CVB Financial Corp.	124,423		2,033,072
Dime Community Bancshares, Inc.	34,696		631,467
Eagle Bancorp, Inc.	28,259		522,509
FB Financial Corp.	33,562		1,230,047
First BanCorp./NC	39,569		1,203,293
First BanCorp./Puerto Rico	159,346		2,748,718
First Commonwealth Financial Corp.	96,739		1,275,987
First Financial Bancorp	90,587		2,002,879
First Hawaiian, Inc.	121,472		2,561,844
Fulton Financial Corp.	172,091		2,848,106
Hanmi Financial Corp.	29,642		453,523

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Banks - 8.4% (continued)
Heritage Financial Corp.	33,680		597,483
Hilltop Holdings, Inc.	43,913		1,284,894
Hope Bancorp, Inc.	115,246		1,154,765
Independent Bank Corp.	40,709		2,045,220
Independent Bank Group, Inc.	34,529		1,285,860
Lakeland Financial Corp.	24,484		1,438,925
National Bank Holdings Corp., Cl. A	35,832		1,172,781
NBT Bancorp, Inc.	45,309		1,586,268
Northfield Bancorp, Inc.	37,529		312,992
Northwest Bancshares, Inc.	120,582		1,278,169
OFG Bancorp	44,387		1,602,815
Pacific Premier Bancorp, Inc.	90,699		1,950,028
Park National Corp.	13,650		1,797,841
Pathward Financial, Inc.	24,410		1,229,532
Preferred Bank	11,794		892,688
Provident Financial Services, Inc.	71,377		1,047,814
Renasant Corp.	52,981		1,539,628
S&T Bancorp, Inc.	36,559		1,102,254
Seacoast Banking Corp. of Florida	79,832		1,841,724
ServisFirst Bancshares, Inc.	46,204		2,724,188
Simmons First National Corp., Cl. A	119,281		2,038,512
Southside Bancshares, Inc.	27,274		727,125
Stellar Bancorp, Inc.	44,593		989,965
The Bancorp, Inc.	50,539	[a]	1,513,138
Tompkins Financial Corp.	12,111		532,642
Triumph Financial, Inc.	20,370	[a]	1,433,233
TrustCo Bank Corp.	17,291		460,286
Trustmark Corp.	57,712		1,708,275
United Community Banks, Inc.	113,366		2,860,224
Veritex Holdings, Inc.	52,468		1,022,077
WaFd, Inc.	65,004		1,760,958
Westamerica Bancorporation	25,931		1,207,088
WSFS Financial Corp.	57,696		2,465,350
			90,418,897
Capital Goods - 12.3%
3D Systems Corp.	129,263	[a]	433,031
AAON, Inc.	63,905		6,012,821
AAR Corp.	31,373	[a]	2,169,129
AeroVironment, Inc.	26,472	[a]	4,229,961
Air Lease Corp.	97,953		4,921,159
Alamo Group, Inc.	9,915		1,927,278
Albany International Corp., Cl. A	29,520		2,354,220
American Woodmark Corp.	15,064	[a]	1,387,093

6

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 12.3% (continued)
Apogee Enterprises, Inc.	20,849		1,288,051
Arcosa, Inc.	46,448		3,530,977
Armstrong World Industries, Inc.	42,057		4,831,508
Astec Industries, Inc.	21,574		901,793
AZZ, Inc.	27,727		1,986,085
Barnes Group, Inc.	48,089		1,669,650
Boise Cascade Co.	37,621		4,976,130
DNOW, Inc.	100,664	[a]	1,420,369
DXP Enterprises, Inc.	12,416	[a]	605,404
Dycom Industries, Inc.	27,721	[a]	3,881,494
Encore Wire Corp.	14,908		4,164,699
Enerpac Tool Group Corp.	51,510	[a]	1,835,301
EnPro, Inc.	19,879		2,984,434
ESCO Technologies, Inc.	24,548		2,490,395
Federal Signal Corp.	57,639		4,686,051
Franklin Electric Co., Inc.	37,552		3,615,131
Gibraltar Industries, Inc.	28,796	[a]	2,057,762
GMS, Inc.	37,903	[a]	3,506,786
Granite Construction, Inc.	41,861		2,323,285
Griffon Corp.	36,294		2,377,983
Hayward Holdings, Inc.	121,257	[a]	1,646,670
Hillenbrand, Inc.	66,846		3,189,891
Insteel Industries, Inc.	18,871		605,759
John Bean Technologies Corp.	30,349		2,703,792
Kennametal, Inc.	75,190		1,769,221
Lindsay Corp.	10,417		1,209,935
Masterbrand, Inc.	120,422	[a]	2,007,435
Mercury Systems, Inc.	49,855	[a]	1,405,911
Moog, Inc., Cl. A	27,202		4,327,022
Mueller Industries, Inc.	108,110		6,034,700
MYR Group, Inc.	15,905	[a]	2,644,206
National Presto Industries, Inc.	4,907		402,325
Powell Industries, Inc.	8,745		1,250,535
Proto Labs, Inc.	24,578	[a]	749,137
Quanex Building Products Corp.	31,369		1,042,078
Resideo Technologies, Inc.	139,024	[a]	2,715,139
Rush Enterprises, Inc., Cl. A	58,370		2,563,610
SPX Technologies, Inc.	43,455	[a]	5,293,254
Standex International Corp.	11,208		1,937,639
SunPower Corp.	86,894	[a,b]	179,002
Sunrun, Inc.	206,087	[a]	2,120,635
Tennant Co.	17,685		2,059,949
The Greenbrier Companies, Inc.	29,215		1,442,929

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 12.3% (continued)
Titan International, Inc.	47,808	[a]	526,844
Trinity Industries, Inc.	77,208		2,008,952
Triumph Group, Inc.	71,807	[a]	959,342
Vicor Corp.	21,656	[a]	701,221
Wabash National Corp.	42,738		987,675
			133,052,788
Commercial & Professional Services - 3.2%
ABM Industries, Inc.	59,503		2,600,281
Brady Corp., Cl. A	42,589		2,512,751
CoreCivic, Inc.	107,264	[a]	1,598,234
CSG Systems International, Inc.	26,723		1,262,395
Deluxe Corp.	41,177		813,246
Enviri Corp.	76,043	[a]	591,615
Healthcare Services Group, Inc.	70,074	[a]	744,186
Heidrick & Struggles International, Inc.	20,007		589,806
HNI Corp.	44,112		1,850,498
Interface, Inc.	54,567		834,329
Kelly Services, Inc., Cl. A	30,005		688,315
Korn Ferry	49,786		3,023,006
Liquidity Services, Inc.	21,180	[a]	365,567
Matthews International Corp., Cl. A	29,005		782,555
MillerKnoll, Inc.	69,028		1,755,382
NV5 Global, Inc.	12,299	[a]	1,146,759
Openlane, Inc.	102,917	[a]	1,768,114
Pitney Bowes, Inc.	150,142		639,605
Resources Connection, Inc.	29,439		325,301
The GEO Group, Inc.	114,489	[a]	1,701,307
TTEC Holdings, Inc.	18,483		134,556
UniFirst Corp.	14,276		2,286,016
Verra Mobility Corp.	158,294	[a]	3,732,573
Vestis Corp.	125,167		2,305,576
Viad Corp.	20,311	[a]	700,323
			34,752,296
Consumer Discretionary Distribution & Retail - 5.0%
Abercrombie & Fitch Co., Cl. A	47,765	[a]	5,804,403
Academy Sports & Outdoors, Inc.	70,267		4,096,566
Advance Auto Parts, Inc.	55,887		4,078,633
American Eagle Outfitters, Inc.	176,000		4,269,760
Asbury Automotive Group, Inc.	19,577	[a]	4,115,868
Boot Barn Holdings, Inc.	28,699	[a]	3,055,583
Caleres, Inc.	31,527		1,161,139
Designer Brands, Inc., Cl. A	40,068		372,232
Foot Locker, Inc.	78,350		1,633,598

8

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Discretionary Distribution & Retail - 5.0% (continued)
Group 1 Automotive, Inc.	12,654		3,720,529
Guess?, Inc.	26,388		706,671
Haverty Furniture Cos., Inc.	13,222		407,238
Hibbett, Inc.	11,098		957,092
Kohl's Corp.	105,421		2,523,779
Leslie's, Inc.	176,914	[a]	695,272
MarineMax, Inc.	19,401	[a]	478,623
Monro, Inc.	28,325		771,856
National Vision Holdings, Inc.	73,736	[a]	1,284,481
Sally Beauty Holdings, Inc.	100,210	[a]	1,087,279
Shoe Carnival, Inc.	17,312		578,913
Signet Jewelers Ltd.	42,091		4,126,181
Sonic Automotive, Inc., Cl. A	13,985		808,892
The Buckle, Inc.	27,557		1,030,356
The ODP Corp.	31,488	[a]	1,603,054
Upbound Group, Inc.	42,609		1,321,305
Urban Outfitters, Inc.	53,880	[a]	2,099,165
Victoria's Secret & Co.	73,449	[a]	1,294,171
			54,082,639
Consumer Durables & Apparel - 5.0%
Cavco Industries, Inc.	7,318	[a]	2,665,289
Century Communities, Inc.	26,991		2,140,926
Ethan Allen Interiors, Inc.	21,109		596,118
G-III Apparel Group Ltd.	39,065	[a]	1,099,680
Green Brick Partners, Inc.	24,244	[a]	1,312,328
Hanesbrands, Inc.	332,364	[a]	1,515,580
Installed Building Products, Inc.	22,321		5,261,729
Kontoor Brands, Inc.	47,853		2,969,757
La-Z-Boy, Inc.	41,080		1,349,067
LGI Homes, Inc.	19,438	[a]	1,748,059
M/I Homes, Inc.	26,486	[a]	3,078,203
Meritage Homes Corp.	34,614		5,736,924
Movado Group, Inc.	15,234		388,010
Newell Brands, Inc.	363,532		2,886,444
Oxford Industries, Inc.	13,887		1,496,741
Sonos, Inc.	118,045	[a]	1,994,960
Steven Madden Ltd.	66,404		2,683,386
Sturm Ruger & Co., Inc.	17,179		794,185
Topgolf Callaway Brands Corp.	134,883	[a,b]	2,160,826
Tri Pointe Homes, Inc.	92,284	[a]	3,400,665
VF Corp.	315,344	[b]	3,929,186
Vista Outdoor, Inc.	55,372	[a]	1,943,003

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Durables & Apparel - 5.0% (continued)
Wolverine World Wide, Inc.	74,670		801,956
Worthington Enterprises, Inc.	29,304	[b]	1,675,017
			53,628,039
Consumer Services - 3.0%
Adtalem Global Education, Inc.	37,075	[a]	1,839,661
BJ's Restaurants, Inc.	21,894	[a]	713,525
Bloomin' Brands, Inc.	82,275		2,121,872
Brinker International, Inc.	41,833	[a]	2,242,249
Chuy's Holdings, Inc.	17,052	[a]	502,352
Cracker Barrel Old Country Store, Inc.	20,720	[b]	1,205,697
Dave & Buster's Entertainment, Inc.	30,439	[a]	1,625,443
Dine Brands Global, Inc.	14,916		657,796
Frontdoor, Inc.	76,495	[a]	2,347,632
Golden Entertainment, Inc.	20,155		645,968
Jack in the Box, Inc.	18,726		1,068,693
Mister Car Wash, Inc.	85,247	[a,b]	570,302
Monarch Casino & Resort, Inc.	12,945		877,283
Papa John's International, Inc.	31,263		1,928,614
Perdoceo Education Corp.	61,738		1,129,805
Sabre Corp.	355,122	[a]	1,019,200
Shake Shack, Inc., Cl. A	35,711	[a]	3,780,009
Six Flags Entertainment Corp.	69,444	[a]	1,637,490
Strategic Education, Inc.	20,645		2,370,872
Stride, Inc.	37,538	[a]	2,505,661
The Cheesecake Factory, Inc.	44,566	[b]	1,538,418
			32,328,542
Consumer Staples Distribution - .5%
PriceSmart, Inc.	23,748		1,913,851
SpartanNash Co.	31,659		604,370
The Andersons, Inc.	30,056		1,651,277
The Chefs' Warehouse, Inc.	33,272	[a]	1,100,638
United Natural Foods, Inc.	57,238	[a]	511,135
			5,781,271
Energy - 4.9%
Archrock, Inc.	128,941		2,474,378
Bristow Group, Inc.	22,649	[a]	595,895
California Resources Corp.	61,272		3,238,838
Comstock Resources, Inc.	86,710	[b]	872,303
CONSOL Energy, Inc.	25,308	[a]	2,094,490
Core Laboratories, Inc.	44,066		696,243
CVR Energy, Inc.	27,182		825,789
Dorian LPG Ltd.	32,445	[b]	1,340,627
Dril-Quip, Inc.	32,337	[a]	587,887

10

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 4.9% (continued)
Green Plains, Inc.	60,905	[a,b]	1,258,906
Helix Energy Solutions Group, Inc.	134,166	[a]	1,440,943
Helmerich & Payne, Inc.	94,453		3,714,836
Liberty Energy, Inc.	144,982		3,189,604
Magnolia Oil & Gas Corp., CI. A	175,522		4,400,337
Nabors Industries Ltd.	8,197	[a]	590,430
Northern Oil & Gas, Inc.	86,829		3,541,755
Oceaneering International, Inc.	95,884	[a]	2,196,702
Par Pacific Holdings, Inc.	53,476	[a]	1,647,061
Patterson-UTI Energy, Inc.	305,627		3,306,884
Peabody Energy Corp.	104,643		2,295,867
ProPetro Holding Corp.	79,770	[a]	695,594
REX American Resources Corp.	14,669	[a]	811,636
RPC, Inc.	80,717		539,997
SM Energy Co.	110,221		5,344,616
Talos Energy, Inc.	128,592	[a]	1,694,843
U.S. Silica Holdings, Inc.	71,453	[a]	1,102,520
Vital Energy, Inc.	23,420	[a]	1,241,728
World Kinect Corp.	57,749		1,357,102
			53,097,811
Equity Real Estate Investment Trusts - 6.9%
Acadia Realty Trust	96,793	[c]	1,672,583
Alexander & Baldwin, Inc.	70,019	[c]	1,153,213
American Assets Trust, Inc.	45,807	[c]	977,979
Apple Hospitality REIT, Inc.	202,430	[c]	2,987,867
Armada Hoffler Properties, Inc.	62,577	[c]	658,310
Brandywine Realty Trust	166,058	[c]	753,903
CareTrust REIT, Inc.	123,586	[c]	3,055,046
Centerspace	14,622	[c]	983,330
Chatham Lodging Trust	45,785	[c]	419,848
Community Healthcare Trust, Inc.	23,189	[c]	615,204
DiamondRock Hospitality Co.	198,964	[c]	1,770,780
Douglas Emmett, Inc.	157,960	[c]	2,165,632
Easterly Government Properties, Inc.	89,849	[b,c]	1,050,335
Elme Communities	83,286	[c]	1,262,616
Essential Properties Realty Trust, Inc.	148,143	[b,c]	3,902,087
Four Corners Property Trust, Inc.	86,190	[c]	2,021,155
Getty Realty Corp.	46,284	[c]	1,254,296
Global Net Lease, Inc.	186,613	[b,c]	1,296,960
Highwoods Properties, Inc.	100,796	[c]	2,640,855
Hudson Pacific Properties, Inc.	119,943	[c]	695,669
Innovative Industrial Properties, Inc.	26,586	[c]	2,748,992
JBG SMITH Properties	83,041	[c]	1,246,445

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Equity Real Estate Investment Trusts - 6.9% (continued)
LTC Properties, Inc.	39,132	[c]	1,295,269
LXP Industrial Trust	279,093	[c]	2,330,427
Medical Properties Trust, Inc.	563,890	[b,c]	2,593,894
NexPoint Residential Trust, Inc.	21,630	[c]	740,611
Outfront Media, Inc.	137,843	[c]	2,186,190
Pebblebrook Hotel Trust	114,034	[b,c]	1,656,914
Phillips Edison & Co., Inc.	116,293	[c]	3,802,781
Retail Opportunity Investments Corp.	118,589	[c]	1,455,087
Safehold, Inc.	42,591	[b,c]	776,860
Saul Centers, Inc.	12,571	[c]	457,710
Service Properties Trust	158,978	[c]	974,535
SITE Centers Corp.	170,504	[c]	2,300,099
SL Green Realty Corp.	61,599	[c]	3,069,478
Summit Hotel Properties, Inc.	105,266	[c]	632,649
Sunstone Hotel Investors, Inc.	193,873	[c]	1,977,505
Tanger, Inc.	101,950	[c]	2,890,282
The Macerich Company	205,144	[c]	2,822,781
Uniti Group, Inc.	225,852	[c]	1,298,649
Universal Health Realty Income Trust	12,357	[c]	445,223
Urban Edge Properties	111,826	[c]	1,870,849
Veris Residential, Inc.	75,626	[c]	1,089,771
Whitestone REIT	44,955	[c]	516,983
Xenia Hotels & Resorts, Inc.	101,006	[c]	1,400,953
			73,918,605
Financial Services - 6.7%
Apollo Commercial Real Estate Finance, Inc.	122,880	[b,c]	1,183,334
Arbor Realty Trust, Inc.	178,120	[b,c]	2,285,280
ARMOUR Residential REIT, Inc.	46,978	[c]	853,590
Artisan Partners Asset Management, Inc., Cl. A	64,759		2,650,586
B. Riley Financial, Inc.	15,878	[b]	546,203
BGC Group, Inc., Cl. A	364,795		2,856,345
Blackstone Mortgage Trust, Inc., Cl. A	164,564	[b,c]	2,902,909
Bread Financial Holdings, Inc.	46,440		1,714,100
Brightsphere Investment Group, Inc.	30,503		678,387
Cohen & Steers, Inc.	24,335		1,673,761
Donnelley Financial Solutions, Inc.	23,513	[a]	1,476,146
Ellington Financial, Inc.	74,644	[b,c]	853,927
Encore Capital Group, Inc.	22,391	[a]	920,046
Enova International, Inc.	27,449	[a]	1,661,488
EVERTEC, Inc.	61,458		2,306,519
EZCORP, Inc., Cl. A	49,074	[a]	538,833

12

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Financial Services - 6.7% (continued)
Franklin BSP Realty Trust, Inc.	78,364	[c]	978,766
Green Dot Corp., Cl. A	43,414	[a]	379,873
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	106,491	[b]	2,663,340
Jackson Financial, Inc., Cl. A	67,202		4,591,241
KKR Real Estate Finance Trust, Inc.	52,776	[c]	496,622
Moelis & Co., Cl. A	62,867		3,085,512
Mr. Cooper Group, Inc.	61,405	[a]	4,740,466
Navient Corp.	78,718		1,182,344
NCR Atleos Corp.	63,706	[a]	1,269,661
New York Mortgage Trust, Inc.	87,589	[b,c]	599,985
NMI Holdings, Inc., Cl. A	76,557	[a]	2,362,549
Payoneer Global, Inc.	246,192	[a]	1,216,188
PennyMac Mortgage Investment Trust	83,242	[c]	1,152,902
Piper Sandler Cos.	14,484		2,835,822
PJT Partners, Inc., Cl. A	21,235		2,006,495
PRA Group, Inc.	36,492	[a]	868,145
PROG Holdings, Inc.	42,569		1,414,994
Radian Group, Inc.	145,953		4,359,616
Ready Capital Corp.	149,511	[b,c]	1,273,834
Redwood Trust, Inc.	126,588	[b,c]	700,032
StoneX Group, Inc.	25,547	[a]	1,854,712
Two Harbors Investment Corp.	97,705	[c]	1,234,014
Virtus Investment Partners, Inc.	6,377		1,398,604
Walker & Dunlop, Inc.	31,893		2,922,356
WisdomTree, Inc.	104,819		932,889
World Acceptance Corp.	3,316	[a]	456,182
			72,078,598
Food, Beverage & Tobacco - 1.8%
B&G Foods, Inc.	74,361		825,407
Calavo Growers, Inc.	17,207		463,729
Cal-Maine Foods, Inc.	38,666		2,139,390
Fresh Del Monte Produce, Inc.	31,791		812,896
J&J Snack Foods Corp.	14,723		2,021,321
John B. Sanfilippo & Son, Inc.	8,466	[a]	844,060
MGP Ingredients, Inc.	14,784		1,159,657
National Beverage Corp.	21,876	[a]	973,482
The Hain Celestial Group, Inc.	86,801	[a]	532,958
The Simply Good Foods Company	86,655	[a]	3,158,575
Tootsie Roll Industries, Inc.	17,029		505,932
TreeHouse Foods, Inc.	47,609	[a]	1,787,718
Universal Corp.	23,329		1,199,810
Vector Group Ltd.	125,805		1,302,082

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Food, Beverage & Tobacco - 1.8% (continued)
WK Kellogg Co.	62,971		1,469,743
			19,196,760
Health Care Equipment & Services - 6.3%
AdaptHealth Corp.	76,920	[a]	757,662
Addus HomeCare Corp.	15,019	[a]	1,444,077
Agiliti, Inc.	32,385	[a]	328,708
AMN Healthcare Services, Inc.	35,827	[a]	2,148,903
Artivion, Inc.	36,770	[a]	721,427
Astrana Health, Inc.	39,934	[a]	1,483,548
Avanos Medical, Inc.	43,722	[a]	790,494
Certara, Inc.	102,090	[a]	1,746,760
CONMED Corp.	29,414		1,999,564
CorVel Corp.	8,654	[a]	2,067,008
Cross Country Healthcare, Inc.	31,628	[a]	556,653
Embecta Corp.	55,360		560,797
Enhabit, Inc.	46,322	[a]	467,389
Fulgent Genetics, Inc.	18,525	[a]	376,984
Glaukos Corp.	46,654	[a]	4,478,784
HealthStream, Inc.	22,211		572,377
ICU Medical, Inc.	19,072	[a]	1,867,530
Inari Medical, Inc.	48,882	[a]	1,825,254
Integer Holdings Corp.	31,817	[a]	3,551,732
LeMaitre Vascular, Inc.	18,893		1,224,266
Merit Medical Systems, Inc.	55,137	[a]	4,085,652
National HealthCare Corp.	12,818		1,164,772
NeoGenomics, Inc.	120,342	[a]	1,675,161
Omnicell, Inc.	43,069	[a]	1,154,680
OraSure Technologies, Inc.	67,668	[a]	357,964
Owens & Minor, Inc.	72,910	[a]	1,803,793
Patterson Cos., Inc.	78,172		1,991,041
Pediatrix Medical Group, Inc.	80,819	[a]	716,865
Premier, Inc., Cl. A	113,406		2,367,917
Privia Health Group, Inc.	96,880	[a,b]	1,782,592
RadNet, Inc.	61,504	[a]	2,982,944
Schrodinger, Inc.	52,271	[a]	1,274,367
Select Medical Holdings Corp.	100,908		2,862,760
Simulations Plus, Inc.	15,192		688,957
STAAR Surgical Co.	46,275	[a]	2,126,799
Tandem Diabetes Care, Inc.	62,030	[a]	2,275,881
The Ensign Group, Inc.	53,282		6,306,458
U.S. Physical Therapy, Inc.	14,118		1,433,118
UFP Technologies, Inc.	6,770	[a]	1,394,214

14

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 6.3% (continued)
Varex Imaging Corp.	38,556	[a]	626,535
			68,042,387
Household & Personal Products - 1.1%
Central Garden & Pet Co.	8,758	[a,b]	358,640
Central Garden & Pet Co., Cl. A	51,112	[a]	1,810,898
Edgewell Personal Care Co.	47,197		1,775,551
Energizer Holdings, Inc.	62,617		1,798,360
Inter Parfums, Inc.	16,903		1,967,171
Medifast, Inc.	10,111		278,356
Nu Skin Enterprises, Inc., Cl. A	47,531		558,965
USANA Health Sciences, Inc.	10,378	[a]	430,895
WD-40 Co.	12,890		2,914,816
			11,893,652
Insurance - 2.7%
Ambac Financial Group, Inc.	41,671	[a]	602,146
American Equity Investment Life Holding Co.	59,294		3,326,986
AMERISAFE, Inc.	18,165		828,324
Assured Guaranty Ltd.	51,790		3,972,293
Employers Holdings, Inc.	24,425		1,040,261
Genworth Financial, Inc., Cl. A	430,406	[a]	2,552,308
Goosehead Insurance, Inc., Cl. A	22,923	[a]	1,304,548
HCI Group, Inc.	6,378	[b]	728,240
Horace Mann Educators Corp.	39,525		1,456,892
Lincoln National Corp.	161,472		4,403,341
Mercury General Corp.	25,346		1,324,582
Palomar Holdings, Inc.	23,422	[a]	1,842,609
ProAssurance Corp.	46,616	[a]	622,790
Safety Insurance Group, Inc.	14,366		1,143,103
SiriusPoint Ltd.	85,603	[a]	1,008,403
Stewart Information Services Corp.	26,293		1,630,429
Trupanion, Inc.	33,627	[a,b]	756,608
United Fire Group, Inc.	20,080		443,567
			28,987,430
Materials - 6.1%
AdvanSix, Inc.	26,023		657,341
Alpha Metallurgical Resources, Inc.	11,174		3,655,239
Arch Resources, Inc.	17,303	[b]	2,747,370
ATI, Inc.	120,833	[a]	7,213,730
Balchem Corp.	30,673		4,336,549
Carpenter Technology Corp.	47,013		4,029,014
Century Aluminum Co.	49,381	[a]	856,760
Clearwater Paper Corp.	16,024	[a]	721,721

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 6.1% (continued)
Compass Minerals International, Inc.	30,217		376,202
H.B. Fuller Co.	51,327		3,834,640
Hawkins, Inc.	18,282		1,385,227
Haynes International, Inc.	11,797		709,590
Ingevity Corp.	32,055	[a]	1,639,293
Innospec, Inc.	23,623		2,834,760
Kaiser Aluminum Corp.	15,317		1,386,035
Koppers Holdings, Inc.	19,659		1,008,114
Materion Corp.	19,617		2,254,778
Mativ Holdings, Inc.	50,997		931,205
Mercer International, Inc.	42,430		429,816
Metallus, Inc.	35,810	[a]	736,254
Minerals Technologies, Inc.	31,114		2,267,899
Myers Industries, Inc.	35,257		772,128
O-I Glass, Inc.	146,745	[a]	2,195,305
Olympic Steel, Inc.	9,318		592,345
Quaker Chemical Corp.	13,116		2,446,527
Sealed Air Corp.	136,983		4,312,225
Sensient Technologies Corp.	39,829		2,916,279
Stepan Co.	20,204		1,676,730
SunCoke Energy, Inc.	78,859		813,036
Sylvamo Corp.	33,352		2,084,500
Warrior Met Coal, Inc.	49,847		3,407,042
Worthington Steel, Inc.	29,061		894,788
			66,122,442
Media & Entertainment - 2.1%
AMC Networks, Inc., Cl. A	29,046	[a]	308,468
Cable One, Inc.	4,326		1,703,795
CarGurus, Inc.	81,847	[a]	1,838,284
Cars.com, Inc.	58,013	[a]	969,397
Cinemark Holdings, Inc.	100,290	[a]	1,718,971
EchoStar Corp., Cl. A	114,216	[a,b]	1,826,314
John Wiley & Sons, Inc., Cl. A	39,616		1,488,373
Madison Square Garden Sports Corp.	15,865	[a]	2,949,621
QuinStreet, Inc.	49,477	[a]	895,039
Scholastic Corp.	24,896		886,796
Shutterstock, Inc.	22,343		954,270
TechTarget, Inc.	24,689	[a]	678,948
The Marcus Corp.	23,883		311,434
Thryv Holdings, Inc.	29,209	[a]	672,099
TripAdvisor, Inc.	103,044	[a]	2,713,149
Yelp, Inc.	65,331	[a]	2,628,919
			22,543,877

16

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
Alkermes PLC	158,102	[a]	3,879,823
Amphastar Pharmaceuticals, Inc.	35,602	[a]	1,468,583
ANI Pharmaceuticals, Inc.	14,446	[a]	953,436
Arcus Biosciences, Inc.	50,928	[a,b]	775,633
BioLife Solutions, Inc.	33,972	[a,b]	595,869
Catalyst Pharmaceuticals, Inc.	105,035	[a]	1,580,777
Collegium Pharmaceutical, Inc.	30,929	[a]	1,142,208
Corcept Therapeutics, Inc.	85,896	[a]	2,003,095
Cytek Biosciences, Inc.	91,301	[a,b]	548,719
Dynavax Technologies Corp.	122,940	[a]	1,397,828
Fortrea Holdings, Inc.	84,446	[a]	3,089,879
Harmony Biosciences Holdings, Inc.	31,704	[a]	979,971
Innoviva, Inc.	53,549	[a]	809,125
Ironwood Pharmaceuticals, Inc.	129,685	[a]	1,005,059
Ligand Pharmaceuticals, Inc.	15,663	[a]	1,094,687
Mesa Laboratories, Inc.	4,909		520,747
Myriad Genetics, Inc.	84,346	[a]	1,650,651
Organon & Co.	243,538		4,532,242
Pacira Biosciences, Inc.	43,984	[a]	1,154,580
Phibro Animal Health Corp., Cl. A	18,433		307,831
Prestige Consumer Healthcare, Inc.	47,234	[a]	3,389,512
REGENXBIO, Inc.	37,263	[a]	571,987
Supernus Pharmaceuticals, Inc.	52,325	[a]	1,574,983
Vericel Corp.	45,437	[a]	2,084,195
Vir Biotechnology, Inc.	83,771	[a]	708,703
Xencor, Inc.	57,581	[a]	1,205,746
			39,025,869
Real Estate Management & Development - .6%
Anywhere Real Estate, Inc.	103,432	[a]	502,680
Cushman & Wakefield PLC	160,059	[a]	1,544,569
eXp World Holdings, Inc.	72,863	[b]	725,715
Kennedy-Wilson Holdings, Inc.	114,224		981,184
Marcus & Millichap, Inc.	22,988		728,030
The St. Joe Company	33,725		1,929,070
			6,411,248
Semiconductors & Semiconductor Equipment - 2.9%
Alpha & Omega Semiconductor Ltd.	22,232	[a]	486,214
Axcelis Technologies, Inc.	31,061	[a]	3,215,435
CEVA, Inc.	22,683	[a]	459,784
Cohu, Inc.	44,635	[a]	1,353,333
Diodes, Inc.	43,597	[a]	3,183,017
FormFactor, Inc.	74,174	[a]	3,307,419
Ichor Holdings Ltd.	27,734	[a]	1,075,525

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Semiconductors & Semiconductor Equipment - 2.9% (continued)
Kulicke & Soffa Industries, Inc.	53,574		2,479,405
MaxLinear, Inc.	71,044	[a]	1,477,005
PDF Solutions, Inc.	28,605	[a]	860,438
Photronics, Inc.	59,040	[a]	1,618,286
Semtech Corp.	60,803	[a,b]	2,287,409
SiTime Corp.	16,726	[a]	1,490,621
SMART Global Holdings, Inc.	47,895	[a]	875,042
SolarEdge Technologies, Inc.	53,996	[a,b]	3,166,865
Ultra Clean Holdings, Inc.	42,424	[a]	1,774,596
Veeco Instruments, Inc.	53,601	[a]	1,894,259
			31,004,653
Software & Services - 4.2%
A10 Networks, Inc.	65,332		853,236
ACI Worldwide, Inc.	103,661	[a]	3,534,840
Adeia, Inc.	100,497		988,890
Agilysys, Inc.	19,182	[a]	1,593,065
Alarm.com Holdings, Inc.	47,538	[a]	3,161,277
BlackLine, Inc.	48,507	[a]	2,815,831
Box, Inc., Cl. A	136,158	[a]	3,542,831
Cerence, Inc.	40,444	[a]	368,445
DoubleVerify Holdings, Inc.	132,192	[a]	3,873,226
DXC Technology Co.	174,024	[a]	3,391,728
Envestnet, Inc.	46,958	[a]	2,914,683
InterDigital, Inc.	24,392		2,408,222
Liveramp Holdings, Inc.	62,494	[a]	2,006,682
N-Able, Inc.	66,053	[a]	809,810
NCR Voyix Corp.	127,123	[a]	1,557,257
Perficient, Inc.	32,662	[a]	1,543,606
Progress Software Corp.	42,017		2,093,287
Sprinklr, Inc., CI. A	113,129	[a,b]	1,322,478
SPS Commerce, Inc.	34,864	[a]	6,061,804
Xperi, Inc.	40,736	[a]	428,135
			45,269,333
Technology Hardware & Equipment - 5.1%
ADTRAN Holdings, Inc.	65,305	[a]	286,036
Advanced Energy Industries, Inc.	35,412		3,393,886
Arlo Technologies, Inc.	89,957	[a]	1,113,668
Badger Meter, Inc.	27,862		5,096,517
Benchmark Electronics, Inc.	34,020		1,027,744
Calix, Inc.	55,063	[a]	1,526,897
Corsair Gaming, Inc.	41,243	[a]	457,797
CTS Corp.	29,905		1,368,154

18

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Technology Hardware & Equipment - 5.1% (continued)
Digi International, Inc.	34,802	[a]	1,067,029
ePlus, Inc.	25,347	[a]	1,948,677
Extreme Networks, Inc.	122,648	[a]	1,373,658
Fabrinet	34,416	[a]	5,956,377
Harmonic, Inc.	107,508	[a]	1,154,636
Insight Enterprises, Inc.	26,246	[a]	4,791,732
Itron, Inc.	43,463	[a]	4,003,812
Knowles Corp.	85,523	[a]	1,353,829
Methode Electronics, Inc.	32,693		398,528
NETSCOUT Systems, Inc.	68,077	[a]	1,311,163
OSI Systems, Inc.	14,790	[a]	1,943,998
PC Connection, Inc.	10,550		653,784
Plexus Corp.	26,171	[a]	2,643,533
Rogers Corp.	16,088	[a]	1,915,920
Sanmina Corp.	52,995	[a]	3,215,207
ScanSource, Inc.	24,195	[a]	1,006,996
TTM Technologies, Inc.	97,779	[a]	1,459,840
Viasat, Inc.	71,544	[a]	1,138,265
Viavi Solutions, Inc.	211,128	[a]	1,667,911
Xerox Holdings Corp.	108,097		1,436,609
			54,712,203
Telecommunication Services - .6%
ATN International, Inc.	9,635		183,836
Cogent Communications Holdings, Inc.	40,036	[b]	2,569,510
Consolidated Communications Holdings, Inc.	67,290	[a]	290,693
Gogo, Inc.	59,106	[a]	535,500
Lumen Technologies, Inc.	965,506	[a]	1,148,952
Shenandoah Telecommunications Co.	48,120		616,898
Telephone & Data Systems, Inc.	92,468		1,447,124
			6,792,513
Transportation - 2.2%
Alaska Air Group, Inc.	119,707	[a]	5,149,795
Allegiant Travel Co.	13,474		735,141
ArcBest Corp.	22,378		2,481,944
Forward Air Corp.	28,910		636,598
Heartland Express, Inc.	42,979		427,211
Hub Group, Inc., Cl. A	59,412		2,389,551
JetBlue Airways Corp.	315,449	[a]	1,791,750
Marten Transport Ltd.	54,153		916,269
Matson, Inc.	32,997		3,556,417
RXO, Inc.	111,653	[a]	2,111,358
SkyWest, Inc.	39,014	[a]	2,849,192

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Transportation - 2.2% (continued)
Sun Country Airlines Holdings, Inc.		36,848	[a]	490,447
				23,535,673
Utilities - 2.2%
American States Water Co.		34,896		2,472,033
Avista Corp.		73,348		2,639,061
California Water Service Group		54,621		2,682,984
Chesapeake Utilities Corp.		21,008		2,224,117
Clearway Energy, Inc., Cl. A		32,614		708,050
Clearway Energy, Inc., Cl. C		78,251		1,829,508
MGE Energy, Inc.		34,401		2,694,286
Middlesex Water Co.		17,364		880,702
Northwest Natural Holding Co.		34,741		1,325,369
Otter Tail Corp.		39,931		3,408,510
SJW Group		27,843		1,516,051
Unitil Corp.		15,252		776,937
				23,157,608
Total Common Stocks (cost $755,165,088)				1,067,303,954

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Core S&P Small-Cap ETF (cost $5,218,487)		51,344		5,359,800
		Number of Rights
Rights - .0%
Pharmaceuticals, Biotechnology & Life Sciences - .0%
Omniab Operations, Inc.-Earnout 12.5		9,476	[d]	0
Omniab Operations, Inc.-Earnout 15.0		9,476	[d]	0
Total Rights (cost $33,892)				0
	1-Day Yield (%)	Shares
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,123,376)	5.41	3,123,376	[e]	3,123,376

20

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,233,657)	5.41	7,233,657	[e]	7,233,657
Total Investments (cost $770,774,500)		100.5%		1,083,020,787
Liabilities, Less Cash and Receivables		(.5%)		(5,376,067)
Net Assets		100.0%		1,077,644,720

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $46,815,524 and the value of the collateral was $49,052,662, consisting of cash collateral of $7,233,657 and U.S. Government & Agency securities valued at $41,819,005. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at April 30, 2024. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financials	17.8
Industrials	17.8
Consumer Discretionary	14.6
Information Technology	12.2
Health Care	9.9
Real Estate	7.5
Materials	6.1
Energy	4.9
Consumer Staples	3.4
Communication Services	2.7
Utilities	2.1
Investment Companies	1.5
100.5

† Based on net assets.

See notes to financial statements.

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 4/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	1,123,655	50,232,850	(48,233,129)	3,123,376	67,353
Investment of Cash Collateral for Securities Loaned - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	11,687,453	73,821,214	(78,275,010)	7,233,657	178,136	††
Total - 1.0%	12,811,108	124,054,064	(126,508,139)	10,357,033	245,489

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	54	6/21/2024	5,694,603	5,361,120	(333,483)
Gross Unrealized Depreciation				(333,483)

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $46,815,524)—Note 1(c):
Unaffiliated issuers	760,417,467	1,072,663,754
Affiliated issuers	10,357,033	10,357,033
Receivable for investment securities sold		6,341,229
Dividends and securities lending income receivable		701,130
Cash collateral held by broker—Note 4		392,000
Receivable for shares of Common Stock subscribed		311,875
		1,090,767,021
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		400,995
Cash overdraft due to Custodian		29
Liability for securities on loan—Note 1(c)		7,233,657
Payable for investment securities purchased		4,486,887
Payable for shares of Common Stock redeemed		802,698
Payable for futures variation margin—Note 4		112,050
Directors’ fees and expenses payable		85,985
		13,122,301
Net Assets ($)		1,077,644,720
Composition of Net Assets ($):
Paid-in capital		681,575,693
Total distributable earnings (loss)		396,069,027
Net Assets ($)		1,077,644,720

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	854,826,471	222,818,249
Shares Outstanding	34,157,634	8,933,778
Net Asset Value Per Share ($)	25.03	24.94

See notes to financial statements.

23

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $8,330 foreign taxes withheld at source):
Unaffiliated issuers	11,269,351
Affiliated issuers	67,353
Income from securities lending—Note 1(c)	178,136
Interest	23,054
Total Income	11,537,894
Expenses:
Management fee—Note 3(a)	1,417,502
Shareholder servicing costs—Note 3(b)	1,126,999
Interest expense—Note 2	30,210
Directors’ fees—Note 3(a,c)	20,620
Loan commitment fees—Note 2	12,270
Total Expenses	2,607,601
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(20,620)
Net Expenses	2,586,981
Net Investment Income	8,950,913
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	92,088,359
Net realized gain (loss) on futures	900,870
Net Realized Gain (Loss)	92,989,229
Net change in unrealized appreciation (depreciation) on investments	87,707,565
Net change in unrealized appreciation (depreciation) on futures	227,528
Net Change in Unrealized Appreciation (Depreciation)	87,935,093
Net Realized and Unrealized Gain (Loss) on Investments	180,924,322
Net Increase in Net Assets Resulting from Operations	189,875,235

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations ($):
Net investment income	8,950,913	17,407,967
Net realized gain (loss) on investments	92,989,229	95,284,235
Net change in unrealized appreciation (depreciation) on investments	87,935,093	(208,355,237)
Net Increase (Decrease) in Net Assets Resulting from Operations	189,875,235	(95,663,035)
Distributions ($):
Distributions to shareholders:
Investor Shares	(85,214,975)	(128,234,182)
Class I	(22,526,163)	(34,726,177)
Total Distributions	(107,741,138)	(162,960,359)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	27,477,136	76,106,504
Class I	19,316,072	53,324,988
Distributions reinvested:
Investor Shares	84,450,762	127,189,819
Class I	19,999,338	28,451,242
Cost of shares redeemed:
Investor Shares	(171,259,078)	(259,949,732)
Class I	(56,445,780)	(102,144,416)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(76,461,550)	(77,021,595)
Total Increase (Decrease) in Net Assets	5,672,547	(335,644,989)
Net Assets ($):
Beginning of Period	1,071,972,173	1,407,617,162
End of Period	1,077,644,720	1,071,972,173
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	1,077,011	2,958,940
Shares issued for distributions reinvested	3,274,554	5,202,037
Shares redeemed	(6,713,247)	(10,150,454)
Net Increase (Decrease) in Shares Outstanding	(2,361,682)	(1,989,477)
Class Ia
Shares sold	761,734	2,091,461
Shares issued for distributions reinvested	778,791	1,168,429
Shares redeemed	(2,221,041)	(3,978,471)
Net Increase (Decrease) in Shares Outstanding	(680,516)	(718,581)

[a]	During the period ended October 31, 2023, 223 Investor shares representing $5,457 were exchanged for 224 Class I shares.
See notes to financial statements.

25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2024		Year Ended October 31,
Investor Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	23.24	28.82	36.44	24.77	29.19	32.18
Investment Operations:
Net investment income[a]	.19	.34	.30	.27	.25	.30
Net realized and unrealized gain (loss) on investments	4.05	(2.52)	(4.32)	13.63	(2.27)	.05
Total from Investment Operations	4.24	(2.18)	(4.02)	13.90	(2.02)	.35
Distributions:
Dividends from net investment income	(.37)	(.34)	(.30)	(.27)	(.33)	(.29)
Dividends from net realized gain on investments	(2.08)	(3.06)	(3.30)	(1.96)	(2.07)	(3.05)
Total Distributions	(2.45)	(3.40)	(3.60)	(2.23)	(2.40)	(3.34)
Net asset value, end of period	25.03	23.24	28.82	36.44	24.77	29.19
Total Return (%)	17.93[b]	(8.13)	(12.29)	58.22	(8.01)	2.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.51	.52	.51
Ratio of net expenses to average net assets	.51[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.53[c]	1.30	.99	.79	1.00	1.03
Portfolio Turnover Rate	21.78[b]	37.96	25.75	26.70	40.49	23.24
Net Assets, end of period ($ x 1,000)	854,826	848,876	1,110,002	1,519,919	1,159,850	1,717,003

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

26

Six Months Ended
April 30, 2024		Year Ended October 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	23.20	28.80	36.43	24.76	29.19	32.21
Investment Operations:
Net investment income[a]	.22	.40	.38	.35	.29	.37
Net realized and unrealized gain (loss) on investments	4.05	(2.51)	(4.32)	13.62	(2.24)	.03
Total from Investment Operations	4.27	(2.11)	(3.94)	13.97	(1.95)	.40
Distributions:
Dividends from net investment income	(.45)	(.43)	(.39)	(.34)	(.41)	(.37)
Dividends from net realized gain on investments	(2.08)	(3.06)	(3.30)	(1.96)	(2.07)	(3.05)
Total Distributions	(2.53)	(3.49)	(3.69)	(2.30)	(2.48)	(3.42)
Net asset value, end of period	24.94	23.20	28.80	36.43	24.76	29.19
Total Return (%)	18.05[b]	(7.90)	(12.08)	58.63	(7.79)	3.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26[c]	.26	.26	.26	.27	.26
Ratio of net expenses to average net assets	.26[c]	.25	.25	.25	.25	.25
Ratio of net investment income to average net assets	1.78[c]	1.55	1.24	1.03	1.17	1.28
Portfolio Turnover Rate	21.78[b]	37.96	25.75	26.70	40.49	23.24
Net Assets, end of period ($ x 1,000)	222,818	223,096	297,615	413,833	270,454	258,282

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Smallcap Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

28

financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or

30

at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,067,303,954	-	-	1,067,303,954
Exchange-Traded Funds	5,359,800	-	-	5,359,800
Investment Companies	10,357,033	-	-	10,357,033
Rights	-	-	0	0
Liabilities ($)
Other Financial Instruments:
Futures††	(333,483)	-	-	(333,483)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights ($)
Balance as of 10/31/2023†	0
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 4/30/2024†	0
The amount of total net realized gains (loss) for the period included in earnings attributable to the net change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2024	-

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2024, BNY Mellon earned $24,286 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if

32

any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	46,815,524		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	46,815,524		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(46,815,524)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers,

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2023 was as follows: ordinary income $17,101,195 and long-term capital gains $145,859,164. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended April 30, 2024, the fund was charged $30,210 for interest expense. These fees are included in Interest expense in the

34

Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2024 was approximately $948,901 with a related weighted average annualized interest rate of 6.40%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fee pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund's shareholders. During the period ended April 30, 2024, fees reimbursed by the Adviser amounted to $20,620.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2024, the fund was charged $1,126,999 pursuant to the Shareholder Services Plan.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fee of $225,173 and Shareholder Services Plan fees of $178,822, which are offset against an expense reimbursement currently in effect in the amount of $3,000.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2024, amounted to $245,669,221 and $429,181,651, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2024 are set forth in the Statement of Investments.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

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Fair value of derivative instruments as of April 30, 2024 is shown below:

	Derivative Assets ($)		Derivative Liabilities ($)
Equity risk	-	Equity risk	(333,483)	[1]
Gross fair value of derivative contracts	-		(333,483)

Statement of Assets and Liabilities location:
[1]		Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Total
Equity	900,870		900,870
Total	900,870		900,870

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[2]	Total
Equity	227,528		227,528
Total	227,528		227,528

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net change in unrealized appreciation (depreciation) on futures.

The following table summarizes the monthy average market value of derivatives outstanding during the period ended April 30, 2024:

Average Market Value ($)
Futures:
Equity Futures Long	5,697,199

At April 30, 2024, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $311,912,804, consisting of $418,054,572 gross unrealized appreciation and $106,141,768 gross unrealized depreciation.

At April 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

‘

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor class shares with the performance of a group of retail no-load small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load small-cap core funds, excluding outliers (the “Expense Universe”), the

38

information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the three-year period when the fund’s total return performance was above the Performance Group median and the ten-year period when the fund’s total return performance was at the Performance Group median, and was below the Performance Universe median for all periods, except the ten-year period when the fund’s total return performance was above the Performance Universe median. It was noted that there were only three other funds in the Performance Group. The Board considered the relative proximity of the fund’s performance to the Performance Group medians during the periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four-star overall rating and a four-star rating for the ten-year period from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the investment advisory fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and higher than the Expense Universe median actual management fee,

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INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from

40

acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon Smallcap Stock Index Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Investor: DISSX Class I: DISIX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 0077SA0424

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Index Funds, Inc.

By: /s/ David J. DiPetrillo

       David J. DiPetrillo

       President (Principal Executive Officer)

Date: June 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

       David J. DiPetrillo

       President (Principal Executive Officer)

Date: June 22, 2024

By: /s/ James Windels

       James Windels

       Treasurer (Principal Financial Officer)

Date: June 21, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)